UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933


                        |X| PRE-EFFECTIVE AMENDMENT NO. 2
                          POST-EFFECTIVE AMENDMENT NO.



                    NARRAGANSETT INSURED TAX-FREE INCOME FUND
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                 AREA CODE AND TELEPHONE NUMBER: 1-212-697-6666

                         380 Madison Avenue, Suite 2300
                            New York, New York 10017
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                                EDWARD M.W. HINES
                                  BUTZEL LONG,
                           a professional corporation
                         380 MADISON AVENUE, 22ND FLOOR
                               NEW YORK, NY 10017

                     (NAME AND ADDRESS OF AGENT FOR SERVICE)


                                 WITH COPIES TO:


                                AMY WARD PERSHKOW
                                 MAYER BROWN LLP
                               1909 K STREET N.W.
                             WASHINGTON, D.C. 20006

                                       and

                               MARGARET D. FARRELL
                          HINCKLEY, ALLEN & SNYDER LLP
                          50 KENNEDY PLAZA, SUITE 1500
                         PROVIDENCE, RHODE ISLAND 02903

Approximate date of public offering: As soon as practicable after the effective date of this Registration Statement.

Title of Securities Being Registered: Class A.

Registrant has registered an indefinite amount of securities pursuant to Section 24(f) under the Investment Company Act of 1940, as amended; accordingly, no fee is payable herewith in reliance upon Section 24(f).

                    NARRAGANSETT INSURED TAX-FREE INCOME FUND
                                    Form N-14
                              Cross Reference Sheet


FORM N-14                                                            PROSPECTUS/PROXY
ITEM NO.                                                             STATEMENT CAPTION
Part A
Item 1.     Beginning of Registration Statement and Outside Front    Cover Page
            Cover Page of Prospectus

Item 2.     Beginning and Outside Back Cover Page of Prospectus      Cover Page

Item 3.     Synopsis Information and Risk Factors                    Summary; Questions and Answers; Main Risks

Item 4.     Information About the Asset Transfer                     Letter to Shareholders; Summary; Questions
                                                                     and Answers; Reasons for the Asset Transfer;
                                                                     Information About the Asset Transfer;
                                                                     Additional Information About the Narragansett
                                                                     Fund and the Fund

Item 5.     Information About the Registrant                         Letter to Shareholders; Cover Page; Summary;
                                                                     Questions and Answers; Main Risks; Reasons
                                                                     for the Asset Transfer; Information About the
                                                                     Asset Transfer; Additional Information About
                                                                     the Narragansett Fund and the Fund

Item 6.     Information About the Fund Being Acquired                Letter to Shareholders; Summary; Questions
                                                                     and Answers; Main Risks; Reasons for the
                                                                     Asset Transfer; Information About the Asset
                                                                     Transfer; Additional Information About the
                                                                     Narragansett Fund and the Fund

Item 7.     Voting Information                                       Letter to Shareholders; Cover Page; Questions
                                                                     and Answers; Voting Information

Item 8.     Interest of Certain Persons and Experts                  Not Applicable

Item 9.     Additional Information Required for Reoffering by        Not Applicable
            Persons Deemed to be Underwriters

                                                                     STATEMENT OF ADDITIONAL
PART B                                                               INFORMATION CAPTION
------                                                               -------------------

Item 10.    Cover Page                                               Cover Page

Item 11.    Table of Contents                                        Not Applicable

Item 12.    Additional Information About the Registrant              Statement of Additional Information of
                                                                     Registrant, dated October 24, 2007 (1)

Item 13.    Additional Information About the Fund Being              Statement of Additional Information of Ocean
            Acquired                                                 State Tax-Exempt Fund, dated March 1, 2008 (2)

Item 14.    Financial Statements                                     Annual Report of Narragansett Insured
                                                                     Tax-Free Income Fund for the period ending
                                                                     June 30, 2007 (3); Annual Report of Ocean
                                                                     State Tax-Exempt Fund, a series of VLC Trust
                                                                     for the period ending October 31, 2007 (4);
                                                                     Pro-forma Financial Statements for the period
                                                                     ending December 31, 2007

PART C
Item 15.    Indemnification

Item 16.    Exhibits

Item 17.    Undertakings
----------------

(1) Incorporated herein by reference to Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A, filed October 17, 2007 (File No. 811-06707).

(2) Incorporated herein by reference to Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A of Ocean State Tax-Exempt Fund, a Series of VLC Trust filed February 28, 2008 (File No. 811-04788).

(3) Incorporated herein by reference to the Registrant's Annual Report, filed September 7, 2007 (File No. 811-06707).


(4) Incorporated herein by reference to the Annual Report, filed January 7, 2008 (File No. 811-04788), of Ocean State Tax-Exempt Fund, a Series of VLC Trust.

                           OCEAN STATE TAX-EXEMPT FUND

                                One Regency Plaza
                         Providence, Rhode Island 02903
Dear Shareholder:

         A Special Meeting of Shareholders of Ocean State Tax-Exempt Fund, a series of VLC Trust (the "Fund"), will be held at the offices of the Fund, One Regency Plaza, Providence, Rhode Island 02903, on September 29, 2008, at 10:00 a.m. As a shareholder of the Fund, you are being asked to vote on an Agreement and Plan of Reorganization to allow the Fund to exchange its assets and certain stated liabilities for Class A Shares of Narragansett Insured Tax-Free Income Fund (the "Narragansett Fund"). As part of this transaction (the "Asset Transfer"), you will receive, in exchange for your shares of the Fund, Class A Shares of the Narragansett Fund with an aggregate value equal to your investment in the Fund as of the date of the Asset Transfer. The Narragansett Fund, like the Fund, seeks to invest substantially all of its assets in municipal bonds that provide income exempt from Rhode Island personal income tax and Federal income tax.

     The Board of Trustees unanimously recommends that you read the enclosed materials carefully and then vote FOR the proposal.

     Your vote is extremely important, no matter how large or small your Fund holdings.


         To vote, you may use any of the following methods:

o By Mail. Please complete, date and sign the enclosed proxy card and mail it in the enclosed, postage-paid envelope.

o By Internet. Have your proxy card available. Go to the website listed on the proxy card. Follow the instructions on the website.

o By Telephone. Have your proxy card available. Call the toll-free number listed on the proxy card. Follow the recorded instructions.

o In Person. Any shareholder who attends the meeting in person may vote by ballot at the meeting; provided that to be able to vote shares not registered in your own name in person at the meeting, you will need appropriate documentation from the record holder of your shares.




          Further information about the proposed Asset Transfer is contained in the enclosed materials, which you should review carefully before you vote. If you have any questions after considering the enclosed materials, please call 1-800-300-1116 or 1-401-421-1411.


                                             Sincerely,

                                             /s/  Alfred B. Van Liew

                                             Alfred B. Van Liew
                                             President


August 22, 2008

                           OCEAN STATE TAX-EXEMPT FUND
                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                           ---------------------------
To the Shareholders:

          A Special Meeting of Shareholders of Ocean State Tax-Exempt Fund, a series of VLC Trust (the "Fund"), will be held at the offices of the Fund, One Regency Plaza, Providence, Rhode Island 02903, on September 29, 2008, at 10:00 a.m., for the following purposes:

      1. To approve an Agreement and Plan of Reorganization providing for the exchange of the assets and certain stated liabilities of the Fund for Class A Shares of Narragansett Insured Tax-Free Income Fund (the "Narragansett Fund") and the receipt by the shareholders of the Fund of Class A Shares of the Narragansett Fund, in exchange for their shares and in liquidation of the Fund (the "Asset Transfer"); and

      2. To transact such other business as may properly come before the meeting, or any adjournment or adjournments thereof.

          Shareholders of record at the close of business on August 4, 2008 will be entitled to receive notice of and to vote at the meeting.

                                            By Order of the Board of Trustees

                                            /s/ Margaret D. Farrell


                                            Margaret D. Farrell, Secretary
Providence, Rhode Island
August 22, 2008


                             WE NEED YOUR PROXY VOTE

     A SHAREHOLDER MAY THINK HIS OR HER VOTE IS NOT IMPORTANT, BUT IT IS VITAL. BY LAW, THE MEETING OF SHAREHOLDERS WILL HAVE TO BE ADJOURNED WITHOUT CONDUCTING ANY BUSINESS IF LESS THAN A QUORUM OF HOLDERS OF FUND SHARES ELIGIBLE TO VOTE IS REPRESENTED. IN THAT EVENT, THE FUND WOULD CONTINUE TO SOLICIT VOTES IN AN ATTEMPT TO ACHIEVE A QUORUM. CLEARLY, YOUR VOTE COULD BE CRITICAL TO ENABLE THE FUND TO HOLD THE MEETING AS SCHEDULED, SO PLEASE RETURN YOUR PROXY CARD PROMPTLY. YOU AND ALL OTHER SHAREHOLDERS WILL BENEFIT FROM YOUR COOPERATION.

                                 Asset Transfer

                                       by

                           OCEAN STATE TAX-EXEMPT FUND
                             (a series of VLC Trust)

                                One Regency Plaza
                         Providence, Rhode Island 02903
                                 1-800-300-1116
                                 1-401-421-1411
                                       to

                    NARRAGANSETT INSURED TAX-FREE INCOME FUND
                         380 Madison Avenue, Suite 2300
                            New York, New York 10017
                                 1-800-437-1020
                                 1-212-697-6666
                     ---------------------------------------


                           PROSPECTUS/PROXY STATEMENT
                                 August 22, 2008
                     ---------------------------------------


                         Special Meeting of Shareholders
                        To Be Held on September 29, 2008

          This Prospectus/Proxy Statement is furnished in connection with a solicitation of proxies by the Board of Trustees of Ocean State Tax-Exempt Fund, a series of VLC Trust (the "Fund"), to be used at the Special Meeting of Shareholders (the "Meeting") of the Fund to be held on September 29, 2008, at 10:00 a.m., at the offices of the Fund, One Regency Plaza, Providence, Rhode Island 02903, for the purposes set forth in the accompanying Notice of Special Meeting of Shareholders. Shareholders of record at the close of business on August 4, 2008 are entitled to receive notice of and to vote at the Meeting.

          It is proposed that the Fund exchange its assets and certain stated liabilities for shares of Narragansett Insured Tax-Free Income Fund (the "Narragansett Fund"), all as more fully described in this Prospectus/Proxy Statement (the "Asset Transfer"). Upon consummation of the Asset Transfer, the Class A Shares of the Narragansett Fund received by the Fund will be distributed to Fund shareholders, with each shareholder receiving a pro rata distribution of the Narragansett Fund's shares (or fractions thereof) for Fund shares held prior to the Asset Transfer. It is contemplated that each shareholder will receive for his or her Fund shares a number of Class A Shares of the Narragansett Fund (or fractions thereof) equal in value to the aggregate net asset value of the shareholder's Fund shares as of the date of the Asset Transfer.

          This Prospectus/Proxy Statement, which should be retained for future reference, concisely sets forth information about the Narragansett Fund that Fund shareholders should know before voting on the proposal or investing in the Narragansett Fund.


     For a more detailed discussion of the investment objectives, policies and restrictions of the Narragansett Fund, see the Narragansett Fund's Prospectus and Statement of Additional Information dated October 24, 2007 and Annual Report for its fiscal year ended June 30, 2007 (including its audited financial statements for the fiscal year). The Narragansett Fund's Prospectus and the financial statements contained in its Annual Report are incorporated into this Prospectus/Proxy Statement by reference (copies of which are enclosed with this Prospectus/Proxy Statement). For a free copy of the Narragansett Fund's Prospectus and Statement of Additional Information, dated October 24, 2007, and Semi-Annual Report for the six month period ended December 31, 2007, please call 1-800-437-1020 or 1-212-697-6666, or write to Narragansett Insured Tax-Free Income Fund at its offices located at 380 Madison Avenue, Suite 2300, New York, New York 10017. Additionally, fund documents with respect to the Narragansett Fund may be viewed on-line at www.aquilafunds.com. For a free copy of the Fund's most-recent Prospectus and Statement of Additional Information, its Annual Report for the fiscal year ended October 31, 2007 and Semi-Annual Report for the six-month period ended April 30, 2008, please call 1-401-421-1411 or 1-800-300-1116, or write to the Fund at its offices located at One Regency Plaza, Providence, Rhode Island 02903.



         The Fund and the Narragansett Fund are subject to the requirements of the Investment Company Act of 1940 (the "1940 Act") and file reports, proxy statements and other information with the Securities and Exchange Commission. Reports, proxy statements and other information filed by the Fund and the Narragansett Fund may be inspected and copied at the Public Reference Facilities of the Securities and Exchange Commission at 100 F Street, N.E., Washington, D.C. 20549. Text-only versions of fund documents can be viewed on-line or downloaded from www.sec.gov. Copies of such material also can be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549, at prescribed rates.


-------------------
Shares of the Narragansett Fund and the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Investing in the Narragansett Fund, as in the Fund, involves certain risks, including the possible loss of principal.

-------------------
The Securities and Exchange Commission has not approved or disapproved the Narragansett Fund's shares or passed upon the adequacy of this Prospectus/Proxy Statement. Any representation to the contrary is a criminal offense.

-------------------
          The Fund and the Narragansett Fund are open-end management investment companies. The funds have substantially similar investment objectives and similar investment management policies. The Fund and the Narragansett Fund each seek to invest substantially all of their respective assets in municipal bonds that provide income exempt from Rhode Island and Federal personal income tax. A comparison of the Fund and the Narragansett Fund is set forth in this Prospectus/Proxy Statement.


          Fund shares represented by executed and unrevoked proxies will be voted in accordance with the specifications made thereon. Proxies, including proxies given by telephone or over the Internet, may be revoked at any time before they are voted either: (i) by a written revocation received by the Secretary of the Fund; (ii) by properly executing a later-dated proxy; (iii) by recording later-dated voting instructions by telephone or via the Internet; (iv) in the case of brokers and nominees, by submitting written instructions to your fund's solicitation agent or the applicable record shareholder; or (v) by attending the Meeting and voting in person. If you sign and date your proxy card, but do not provide voting instructions, your shares will be voted FOR the proposal.



     As of August 4, 2008, there were 2,107,864.826 Fund shares issued and outstanding.



     Proxy materials will be mailed to shareholders of record on or about August 22, 2008.

                                TABLE OF CONTENTS
Summary

Questions and Answers

Main Risks

Reasons for the Asset Transfer

Information about the Asset Transfer

Additional Information about the Narragansett Fund and the Fund

Voting Information

Financial Statements and Experts

Other Matters

Notice To Banks, Broker/Dealers and Voting Trustees and Their Nominees

Exhibit A: Agreement and Plan of Reorganization                            A-1

                                     SUMMARY

           This Summary is qualified by reference to the more complete information contained elsewhere in this Prospectus/Proxy Statement, the Narragansett Fund's Prospectus, the Fund's Prospectus and the Agreement and Plan of Reorganization (the "Agreement") attached to this Prospectus/Proxy Statement as Exhibit A.

         Proposed Transaction. The Fund's Board of Trustees, including the trustees who are not "interested persons" (as defined in the 1940 Act) of the Fund, have unanimously approved the Agreement for the Fund. The Agreement provides that, subject to the requisite approval of the Fund's shareholders, on the date of the Asset Transfer, the Fund will assign, transfer and convey to the Narragansett Fund all of the assets of the Fund, including all securities and cash, in exchange for Class A Shares of the Narragansett Fund having an aggregate net asset value equal to the value of the Fund's net assets, and the Narragansett Fund will assume certain of the Fund's stated liabilities as identified as of the date of valuation of the Fund's assets in connection with the Asset Transfer. The Fund will distribute all Narragansett Fund shares received by it among its shareholders so that each shareholder will receive a pro rata distribution of the Narragansett Fund shares (or fractions thereof) having an aggregate net asset value equal to the aggregate net asset value of the shareholder's Fund shares as of the date of the Asset Transfer. Thereafter, the Fund will be terminated and cease operations.

           As a result of the Asset Transfer, each Fund shareholder will cease to be a shareholder of the Fund and will become a shareholder of the Narragansett Fund as of the close of business on the date of the Asset Transfer.

           The Fund's Board of Trustees has unanimously concluded that the Asset Transfer is in the best interests of the Fund and its shareholders. See "Reasons for the Asset Transfer."

           Tax Consequences. For federal income tax purposes, no gain or loss is expected to be recognized by the Fund or its shareholders as a result of the Asset Transfer. Certain tax attributes of the Fund will carry over to the Narragansett Fund. See "Information about the Asset Transfer--Federal Income Tax Consequences" below.

                                ASSET TRANSFER BY
                           OCEAN STATE TAX-EXEMPT FUND
                             (a series of VLC Trust)
                                       TO
                    NARRAGANSETT INSURED TAX-FREE INCOME FUND

                              QUESTIONS AND ANSWERS

         Set forth below is a question and answer section to address some of the important questions you might have about the Asset Transfer. WHAT WILL HAPPEN TO MY OCEAN STATE TAX-EXEMPT FUND INVESTMENT IF THE ASSET TRANSFER IS APPROVED?


         You will become a shareholder of Narragansett Insured Tax-Free Income Fund (the "Narragansett Fund"), an open-end investment company, on or about October 1, 2008 (the "Closing Date"), and will no longer be a shareholder of the Fund. You will receive Class A Shares of the Narragansett Fund with a value equal to the value of your investment in the Fund as of the Closing Date. The Fund will then cease operations. Aquila Investment Management LLC ("AIM") serves as manager of the Narragansett Fund while Citizens Investment Advisors, a department of RBS Citizens, N.A., provides the Narragansett Fund's day-to-day portfolio management services as its sub-adviser (the "Sub-Adviser").


WHAT ARE THE BENEFITS OF THE ASSET TRANSFER FOR ME?

         The Fund's Board of Trustees believes that the Asset Transfer will permit Fund shareholders to pursue the same investment goals in a larger, well-established fund. In addition, the Asset Transfer is expected to result in somewhat better economies of scale, lower expenses and advisory fees which, in turn, potentially may offer Fund shareholders the opportunity to earn higher returns as investors in the Narragansett Fund than they could earn by remaining shareholders of the Fund. Furthermore, subject to certain limitations, the Narragansett Fund permits its shareholders to exchange their shares for shares of the same class in other funds in the Aquila Group of Funds,SM without the payment of a sales charge or any other fee, opportunities that are not currently available to shareholders of the Fund.

DO THE FUNDS HAVE SIMILAR INVESTMENT GOALS AND STRATEGIES?

         Yes. The Narragansett Fund and the Fund have substantially similar investment goals and strategies. The objective of both funds is to seek a high level of preservation for investors' capital and consistency in the payment of current income which is exempt from both State of Rhode Island personal income taxes and regular Federal income taxes. In general, management for each fund seeks to achieve its investment goals by investing in a variety of general obligation and revenue bonds. The adviser for each fund purchases and sells bonds on the basis of cash flow, yield, average maturity, duration and perceived credit quality.


         To achieve a high level of preservation of capital, the Fund invests at least 80% of its assets in municipal bonds that have credit ratings of BBB or higher (as rated by Standard & Poor's) or Baa or higher (as rated by Moody's Investors Service) when purchased. The Fund may also invest in unrated bonds that, in the opinion of the Fund's adviser, are comparable to rated municipal obligations. If a bond's rating drops below BBB or Baa (the fourth highest rating of Standard & Poor's and Moody's Investor Service, respectively), the Fund will sell it unless, in the adviser's opinion, the decline is temporary and such a sale would not be in the Fund's best interests. Somewhat different from the Fund, but in keeping with the same investment objective, according to the Narragansett Fund's policies, it may purchase only obligations which are rated within the four highest credit ratings assigned by nationally recognized statistical rating organizations (such as Standard & Poor's or Moody's Investor Service) or, if unrated, determined to be of comparable quality by the Sub-Adviser.



         In addition to ratings restrictions, to achieve the goal of a high level of preservation of capital, the Narragansett Fund is required to invest at least 80% of its assets in insured obligations and, as of June 30, 2008, had approximately 100% of its assets invested in insured obligations. An insurance feature on a municipal bond is designed to reduce the financial risk of the investment. The insurance policy only applies to the payments to be made by the issuer of the bond. The policy does not insure the market value of the municipal bond or the Fund's share price, which tend to fluctuate with the general level of interest rates. Different from Narragansett Fund, the Fund is not required to invest in insured obligations. Notwithstanding this, as of June 30, 2008, approximately 86% of the Fund's assets were invested in insured tax-free municipal bonds.



         To achieve consistent payment of tax exempt income, the Fund normally invests at least 80% of its assets in municipal debt obligations of Rhode Island, Guam, Puerto Rico and the Virgin Islands, the interest on which is exempt from Rhode Island State and Federal income taxes. Similarly, as a fundamental policy, the Narragansett Fund invests 80% of its assets in Rhode Island municipal bonds which pay interest exempt from Rhode Island state and Federal income tax, with a goal of investing 100% of the Narragansett Fund's assets in these types of obligations. The Narragansett Fund differs from the Fund in that it cannot purchase any securities other than Rhode Island obligations and, therefore, does not invest in obligations of Guam, Puerto Rico or the Virgin Islands.


         Each fund is classified as a "non-diversified" investment company under the 1940 Act. Thus, compared with "diversified" funds, the Fund and the Narragansett Fund may invest a greater percentage of their assets in obligations of a particular issuer and may not have as much diversification among securities, and diversification of risk. In general, the more a fund invests in the securities of specific issuers, the more the fund is exposed to risks associated with investments in those issuers. Even though they are "non-diversified" investment companies, neither the Fund nor the Narragansett Fund can buy the obligations of issuers in any one industry if more than 25% of its total assets would then be invested in securities of issuers of that industry.

           For more information on either the Fund's or the Narragansett Fund's investment policies, see "Principal Investment Strategy" in the Prospectus for the Fund and "The Fund's Objective, Investment Strategies and Main Risks" in the Prospectus for the Narragansett Fund. Also see "Description of the Fund and its Investment Risks" in the Statement of Additional Information for the Fund and "Investment Strategies and Risks" in the Statement of Additional Information for the Narragansett Fund.

WHAT ARE THE TAX CONSEQUENCES OF THE PROPOSED TRANSACTION?


         In the opinion of counsel to the Fund, the Asset Transfer will not be a taxable event for Federal income tax purposes. Shareholders will not recognize any capital gain or loss as a direct result of the Asset Transfer. A shareholder's tax basis in Fund shares will carry over to the shareholder's Narragansett Fund shares. The Fund will distribute any undistributed net investment income and net realized capital gains prior to the Asset Transfer. Any such distribution will be taxable to shareholders. It is anticipated that an immaterial amount of losses will be realized by the Fund's shareholders as a result of sales of securities prior to the completion of the Asset Transfer.


WILL I ENJOY THE SAME PRIVILEGES AS A SHAREHOLDER OF THE NARRAGANSETT FUND THAT I CURRENTLY HAVE AS A SHAREHOLDER OF THE FUND?

     Yes. Shareholders will be entitled to similar reinvestment plans, and sales charge waivers or reductions. Furthermore, shareholders will be eligible, subject to certain limitations, to exchange their shares of the Narragansett Fund for other funds in the Aquila Group of FundsSM for no additional sales charge or other fee.

HOW DO THE MANAGEMENT FEES AND OTHER EXPENSES OF THE FUNDS COMPARE?


         The fees and expenses set forth in the tables below are based on net assets and accruals of the Fund and the Narragansett Fund, respectively, as of December 31, 2007. The "Pro Forma After Asset Transfer" operating expenses information is based on the net assets and fund accruals of the Fund and the Narragansett Fund as of December 31, 2007 as adjusted showing the effect of the Asset Transfer had it occurred on such date.



     The Narragansett Fund pays a lower management fee at the annual rate of
0.50 of 1% of the fund's net asset value as of the close of business each day as compared to 0.60 of 1% for the Fund. Of the 0.50 of 1% management fee paid by the Narragansett Fund to AIM, as of December 31, 2007, 0.35 of 1% was being waived on a voluntary basis. As of December 31, 2007, AIM paid the Sub-Adviser a sub-advisory fee at the annual rate of 0.23 of 1% of average annual net assets of which 0.13 of 1% was being voluntarily waived. AIM and the Sub-Adviser have waived some or all of their management fees since the inception of the Narragansett Fund in order to provide a competitive return to shareholders. At the present time, AIM has contractually undertaken to waive fees and/or reimburse the Narragansett Fund's expenses during the period July 1, 2008 through June 30, 2009 so that the Narragansett Fund's total expenses will not exceed 0.83% of average annual net assets for the Narragansett Fund's Class A Shares. These fee waivers are not reflected in the table below or reflected in the expense example. The Fund pays distribution expenses pursuant to a Rule 12b-1 Plan which totaled 0.08 of 1% in the fiscal year ended October 31, 2007, while the Narragansett Fund has a distribution (Rule 12b-1) fee of 0.15 of 1%.



         Historically, shares of the Narragansett Fund have had a lower total expense ratio than the Fund based on expenses of the funds since inception. However, there can be no assurance that the future expenses of the Narragansett Fund will remain at this level. AIM anticipates that, over time as the Narragansett Fund grows in size, there will be a gradual decrease in the amount of the management fee waivers described above. The Narragansett Fund's expense ratio therefore could increase upon the reduction or discontinuance of such management fee waivers above. Both the Fund and Narragansett Fund are subject to a 4.00% maximum sales charge on purchases; however, this sales charge will be waived by the Narragansett Fund in connection with the Asset Transfer. Annual Fund Operating Expenses (expenses paid from fund assets) (percentage of average daily net assets):




                                                                                             Pro Forma After
                                                                                             Asset Transfer
                                                               Narragansett Fund            Narragansett Fund
                                         Fund                    Class A Shares              Class A Shares
                                   ----------------          -------------------            -----------------
Management fees                          0.60%                       0.50%                        0.50%
Rule 12b-1 fee (a)                       0.08%                       0.15%                        0.15%
Shareholder services
   fee                                   None                         None                        None
Transfer Agent Services                  0.40%                       0.07%                        0.07%
Other expenses                           0.58%                       0.31%                        0.31%
                                   ----------------          -------------------            -----------------
Total                                    1.66%                       1.03%                        1.03%

------------------------------------

(a) Represents annual distribution expenses paid out of the Fund's assets pursuant to a Rule 12b-1 Plan.




Expense example:
                                             1 Year           3 Years          5 Years           10 Years
------------------------------------------------------------------------------------------------------------

Fund shares                                   $562             $902             $1,266            $2,287

Narragansett Fund Class A Shares              $501             $715             $   946           $1,609

Pro Forma-After Asset Transfer                $501             $715             $   946           $1,609
Narragansett Fund Class A Shares



         This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year, fee waiver in the first year only and no other changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

HOW DOES THE INVESTMENT PERFORMANCE OF THE FUNDS COMPARE?

         The following bar charts and tables illustrate the risks of investing in the Narragansett Fund and the Fund. The bar charts for the Narragansett Fund and the Fund show the changes in the respective fund's performance from year to year. All returns assume reinvestment of dividends and distributions. Of course, past performance (both before and after taxes) is no guarantee of future results.

           After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. Narragansett Fund Class A Shares

Year-by-year total returns as of December 31 each year (%)


    5.81       -2.89       10.79       3.97        9.25       5.41        3.25       2.08        3.37       3.64
-----------------------------------------------------------------------------------------------------------------
    '98         '99         '00         '01        '02         '03        '04         '05        '06         `07

Best Quarter:                Quarter ended September 30, 2002          4.41%
Worst Quarter:               Quarter ended June 30, 2004              -2.53%


The six month year-to-date total return of the Narragansett Fund's Class A Shares as of June 30, 2008 was 0.49% (not including any sales charges).


Narragansett Fund Class A Shares
Average annual total returns as of December 31, 2007

                                                 1 Year     5 Years    10 Years
Narragansett Fund(1)
returns before taxes                             -0.51%      2.69%       3.98%

Narragansett Fund
returns after taxes
on distributions                                 -1.79%      2.41%       3.82%

Narragansett Fund
returns after taxes on distributions
and redemption                                   -0.35%      2.57%       3.85%

Lehman Brothers Quality Intermediate Municipal
Bond Index(2)                                    4.88%       3.59%       4.73%


(1) The average total returns shown for the Narragansett Fund reflect the maximum 4% sales charge.


(2) The Lehman Brothers Quality Intermediate Municipal Bond Index reflects no deduction for fees, expenses or taxes, is nationally oriented and consists of an unmanaged mix of investment-grade intermediate-term municipal securities of issuers throughout the United States. Because of the relatively short duration of the Narragansett Fund's portfolio, it is believed that this index is appropriate, although the average maturity of the Narragansett Fund's portfolio is somewhat longer than that of the index and the Narragansett Fund's portfolio may accordingly experience somewhat greater volatility.

Fund Shares

Year-by-year total returns as of December 31 each year (%)


   4.69      -0.78       8.11       3.83      6.50       3.97      2.19      1.41      3.06     1.71
-----------------------------------------------------------------------------------------------------
    '98       '99        '00        '01        '02       '03       '04        '05       '06      `07


Best Quarter:                Quarter ended September 30, 2002       3.15%

Worst Quarter:               Quarter ended June 30, 1999           -3.95%




The six month year-to-date total return of the Fund's shares as of June 30, 2008 was -0.29% (not including adjustments for sales charges).


Fund Shares
Average annual total returns as of December 31, 2007

                                           1 Year        5 Years      10 Years
                                           ------        -------      --------
Fund(1)
returns before taxes                       -2.34%         1.72%         3.07%

Fund
returns after taxes on distributions       -2.34%         1.64%         3.06%


Fund
returns after taxes on distributions
and redemption                             -2.34%         1.64%         3.06%


Lehman Brothers
Municipal Bond Index(2)                     3.37%         4.30%         5.18%


(1) The average total returns shown for the Fund reflect the maximum 4% sales charge.


(2)Lehman Brothers Municipal Bond Index is an unmanaged index representative of the tax-exempt bond market. The index is made up of all investment grade municipal bonds issued after December 31, 1990 having a remaining maturity of at least one-year. It does not reflect any sales charges.

HOW DOES THE CAPITALIZATION OF THE FUNDS COMPARE?

          The following table sets forth as of December 31, 2007 (1) the capitalization of the Fund's shares, (2) the capitalization of the Narragansett Fund's Class A Shares and (3) the pro forma capitalization of the Narragansett Fund's Class A Shares, as adjusted showing the effect of the Asset Transfer had it occurred on such date.


                                                                                                  Pro Forma After
                                                                                                  Asset Transfer
                                                         Narragansett Fund      Pro Forma          Narragansett Fund
                                        Fund               Class A Shares      Adjustments          Class A Shares
                                     ----------------     -----------------   ---------------      -----------------
Total net assets                      $22,041,068         $103,824,324          ($66,917)           $125,798,475
Net asset value per Share                  $10.00               $10.53            ($0.01)                 $10.52
Shares outstanding                      2,203,433            9,864,443          (113,200)             11,954,676



WHO WILL PAY THE EXPENSES OF THE PROPOSED TRANSACTION?

         All fees and expenses, including legal and accounting expenses, proxy materials and proxy solicitation with respect to the Fund, the costs of liquidating portfolio securities of the Fund, portfolio transfer taxes (if any) or other similar expenses incurred in connection with the consummation of the Asset Transfer (collectively, "Expenses") will be borne by the Fund, except that AIM has agreed to contribute up to $20,000 for the fees of counsel to the Fund and the Fund's independent accountants for legal and accounting expenses, and for printing and postage in connection with the mailing of this Registration Statement. The legal, accounting and other expenses incurred by the Narragansett Fund in connection with the Asset Transfer will be paid by the Narragansett Fund or its Manager. However, such Expenses will in any event be paid by the party directly incurring such Expenses if and to the extent that the payment by the other party of such Expenses would result in the disqualification of the Narragansett Fund or Fund, as the case may be, as a "regulated investment company" within the meaning of Section 851 of the Code.

         The Board of Trustees of the Fund has determined that the Expenses to be borne by the Fund are fair given the lower expense ratio of the Narragansett Fund which will benefit Fund shareholders after the Asset Transfer.

HOW DOES THE BOARD OF TRUSTEES OF THE FUND RECOMMEND I VOTE?

         The Fund's Board of Trustees has determined that permitting Fund shareholders to exchange their shares of the Fund for shares of the Narragansett Fund, which has substantially similar investment objectives and similar investment management policies as the Fund, offers potential benefits to shareholders of the Fund. These potential benefits include permitting Fund shareholders to pursue the same investment goals in a substantially larger, well-established fund with a history of a lower total expense ratio and better performance than the Fund. Of course, past performance is not an indicator of future results, and the Narragansett Fund's expenses may increase.

         The Fund's Board of Trustees believes that the Asset Transfer is in the best interests of the Fund and its shareholders. Therefore, the Board of Trustees unanimously recommends that you vote FOR the Asset Transfer. See "Reasons for the Asset Transfer" below for a discussion of the factors considered by the Fund's Board of Trustees in recommending the approval of the Asset Transfer.

WILL THE NUMBER OF SHARES I OWN CHANGE?

         Yes, the number of shares you own will change, but the total value of the shares of the Narragansett Fund you receive will equal the total value (based on net asset value) of the shares of the Fund that you hold at the time of the Asset Transfer. Even though the net asset value per share of each fund is different, the total value of your holdings will not change as a result of the Asset Transfer.

HOW WILL I BE NOTIFIED OF THE OUTCOME?


         If the Asset Transfer is approved by shareholders, you will receive confirmation after the Asset Transfer is completed, indicating your new account number and the number of Class A Shares of the Narragansett Fund you are receiving. To obtain information on how to return your share certificates for the Fund, please call PNC Global Investment Servicing Inc., transfer agent for the Fund and the Narragansett Fund, at 1-800-992-2207. If the Asset Transfer is not approved or does not occur, you will be notified in the next shareholder report of the Fund.


HOW CAN I VOTE MY SHARES?



         You can vote in any one of the following ways:

      o By mail, with the enclosed proxy card and postage-paid envelope; o By telephone, with a toll-free call to the number listed on your proxy card;

      o Through the Internet, at the website address listed on your proxy card; or o In person at the meeting.

     Whichever voting method you choose, please take the time to read this Prospectus/Proxy Statement before you vote.


     Please note: if you sign and date your proxy card, but do not provide voting instructions, your shares will be voted FOR the proposal. Thank you in advance for your vote.


WHAT WILL HAPPEN TO MY OCEAN STATE TAX-EXEMPT FUND INVESTMENT IF THE ASSET TRANSFER IS NOT APPROVED?

         If the Asset Transfer is not approved by Fund shareholders, the Fund's Board will consider other appropriate courses of action with respect to the Fund, including liquidation of the Fund.

                                   MAIN RISKS

         The principal risks associated with an investment in the Fund and the Narragansett Fund are similar. These risks are discussed below. As a result of these and other risks, the value of your investment in the Narragansett Fund, as in the Fund, will fluctuate, which means you could lose money.

o Interest rate risk. Prices of municipal bonds tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect bond prices and, accordingly, each fund's share price. All fixed-rate debt securities, even the most highly rated securities, are subject to interest rate risk. The longer the effective maturity and duration of the fund's portfolio, the more each fund's share price is likely to react to interest rates.

o Call risk. Some municipal bonds give the issuer the option to call, or redeem, the bonds before their maturity date. If an issuer "calls" its bond during a time of declining interest rates, the relevant fund might have to reinvest the proceeds in an investment offering a lower yield. During periods of market illiquidity or rising interest rates, prices of a fund's "callable" issues are subject to increased price fluctuation.


o Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a municipal bond, can cause the bond's price to fall, potentially lowering each fund's share price. Both the Fund and the Narragansett Fund invest principally in insured municipal bonds. If an insured municipal bond held by the either fund defaults, the fund is entitled to collect interest payments and the full amount of principal from the insurer when such payments come due. Insurance on an obligation is intended to mitigate credit risk; however, it does not insure the market price of the obligation. The credit risk of insured municipal bonds is also dependent upon the viability of the bond insurer. Recently, municipal bond insurance companies have been under review by the three major rating agencies Standard & Poor's, Moody's and Fitch. The ratings of some of the insurance companies have now either been downgraded and/or have a negative outlook. The financial markets continue to assess the severity of the losses caused by the subprime credit crisis and its impact on municipal bond insurance companies and the prices of insured municipal bonds.


o Liquidity risk. The secondary market for certain municipal bonds tends to be less well developed or liquid than many other securities markets, which may adversely affect both funds' ability to sell such municipal bonds at attractive prices. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically.

o Market sector risk. Each fund's overall risk level will depend on the market sectors in which the fund is invested and the current interest rate, liquidity and credit quality of such sectors. Both funds' assets, being primarily Rhode Island governmental issues, are subject to economic and other conditions affecting Rhode Island. Adverse local events, such as a downturn in the Rhode Island economy, could affect the value of each fund's portfolio.

o Tax risk. To be tax-exempt, municipal bonds generally must meet certain regulatory requirements. Although each fund will invest in municipal bonds that pay interest that is exempt, in the opinion of counsel to the issuer, from federal income tax, if any such municipal bond fails to meet these regulatory requirements, the interest received by the funds from their investment in such bonds and distributed to fund shareholders will be taxable.

         Unlike the Fund, the Narragansett Fund is not permitted to lend its portfolio securities to brokers, dealers and other financial institutions. Therefore, even though it does not receive the additional income from such transactions, the Narragansett Fund is not subject to the risks associated with such transactions. Also, unlike the Fund, the Narragansett Fund is not authorized to use derivative instruments, such as options, futures and options on futures (including those relating to securities, indexes and interest rates), inverse floaters and swap agreements. Therefore, the Narragansett Fund is not subject to the risks associated with the use of derivative instruments, which can be highly volatile, illiquid and difficult to value.


           See "Principal Investment Risks" and "The Fund's Objective, Investment Strategies and Main Risks" in the relevant Prospectus and "Description of the Fund and its Investments and Risks" and "Investment Strategies and Risks" in the relevant Statement of Additional Information for each of the Fund and the Narragansett Fund for a more complete description of investment risks.


                         REASONS FOR THE ASSET TRANSFER

          The Board of Trustees of the Fund has concluded that the Asset Transfer is in the best interests of the Fund. The Fund's Board believes that the Asset Transfer will permit Fund shareholders to pursue the same investment goals in a larger, well-established fund with a better performance record and a lower total expense ratio. As of June 30, 2008 the Fund had net assets of approximately $21.5 million and the Narragansett Fund had net assets of approximately $162 million. By merging the Fund with the Narragansett Fund, which has larger aggregate net assets, Fund shareholders should benefit from more efficient portfolio management.

          In determining whether to recommend approval of the Asset Transfer, the Fund's Board considered the following factors, among others: (1) the compatibility of the Fund's and the Narragansett Fund's investment objectives, management policies and restrictions, as well as shareholder services offered by the Fund and the Narragansett Fund; (2) the terms and conditions of the Asset Transfer and whether the Asset Transfer would result in dilution of shareholder interests; (3) the expense ratios and information regarding the fees and expenses of the Fund and the Narragansett Fund, as well as the estimated expense ratio of the combined Narragansett Fund; (4) the relative performance of the Fund and the Narragansett Fund; (5) the tax consequences of the Asset Transfer;
(6) the fact that the Fund's assets have continuously declined over the past several years resulting in increased expense ratios, which have depressed the performance of the Fund and are likely to continue to depress the future performance of the Fund; and (7) the costs to be incurred by the Fund and the Narragansett Fund in connection with the Asset Transfer.

         In considering the above referenced factors, the Board of the Fund concluded that the Asset Transfer enables the shareholders of the Fund to continue their investments in a larger, well-established fund with the same investment objective and similar investment strategy, a history of a lower total expense ratio and better historical performance than the Fund. Furthermore, given that the Fund's assets have declined significantly over the past several years, neither the Fund's Board of Trustees nor the Fund's investment adviser believe that the Fund will experience sufficient sales of Fund shares in the future to reverse the decline in assets. Therefore, the Fund's Board believes that the Fund is no longer economically viable, and that absent the Asset Transfer, the Fund would most likely have to liquidate. The Fund's Board believes that the Asset Transfer is more beneficial to Fund shareholders than the alternative of liquidation.

         For the reasons described above, the Board of Trustees of the Fund, including the independent trustees of the Fund, approved the Asset Transfer.

                      INFORMATION ABOUT THE ASSET TRANSFER


          Agreement as to Asset Transfer. The following summary of the Agreement is qualified in its entirety by reference to the Agreement attached to this Prospectus/Proxy Statement as Exhibit A. The Agreement provides that, subject to the requisite approval of the Fund's shareholders, the Narragansett Fund will acquire all of the assets of the Fund in exchange for Class A Shares of the Narragansett Fund and the assumption by the Narragansett Fund of substantially all of the Fund's stated liabilities as identified to the Narragansett Fund. The net asset value of the Narragansett Fund shares and the value of the assets and stated liabilities of the Fund will be determined at 4:00 p.m. Eastern Time on a date within ten (10) days following requisite approval by the shareholders of the Fund of the Asset Transfer or such other date as may be agreed upon by the parties (the "Valuation Date"). The Asset Transfer will occur on the next full business day after the Valuation Date (the "Closing Date").



         The number of Narragansett Fund shares to be issued to the Fund will be determined on the basis of the relative net asset values per share and aggregate net assets of the Fund and of the Narragansett Fund. Portfolio securities of the Fund and the Narragansett Fund will be valued in accordance with the valuation practices of the Narragansett Fund, which are described under the caption "Net Asset Value per Share" in the Narragansett Fund's Prospectus and under the caption "Purchase, Redemption and Pricing of Shares" in the Narragansett Fund's Statement of Additional Information.


          On or before the Closing Date, the Fund will declare a dividend or dividends which, together with all previous dividends, will have the effect of distributing to Fund shareholders all of the Fund's previously undistributed investment company taxable income, if any, for the tax periods ending on or before the Closing Date (computed without regard to any deduction for dividends paid), its net exempt interest income for the tax periods ending on or before the Closing Date, and all of its previously undistributed net capital gain, if any, realized in the tax periods ending on or before the Closing Date.

          As soon as practicable after the Closing Date, the Fund will liquidate and distribute pro rata to its shareholders of record as of the close of business on the Closing Date, the Class A Shares of the Narragansett Fund received by it in the Asset Transfer. Such liquidation and distribution will be accomplished by establishing accounts on the share records of the Narragansett Fund in the name of each Fund shareholder, each account being credited with the respective pro rata number of Narragansett Fund shares due to the shareholder. After such distribution and the winding up of its affairs, the Fund will be terminated and cease operations. After the Closing Date, any outstanding certificates representing Fund shares will represent shares of the Narragansett Fund distributed to the Fund's shareholders of record.

         The Agreement may be amended at any time prior to the Asset Transfer by Agreement between the Fund and the Narragansett Fund. The Fund will provide its shareholders with information describing any material amendment to the Agreement prior to shareholder consideration. The obligations of the Fund and the Narragansett Fund under the Agreement are subject to various conditions, including approval by Fund shareholders holding the requisite number of Fund shares and the continuing accuracy of various representations and warranties of the Fund and the Narragansett Fund.

         If the Asset Transfer is not approved by Fund shareholders, the Fund's Board will consider other appropriate courses of action with respect to the Fund, including liquidation of the Fund.

         Fees and Expenses of the Asset Transfer. All fees and expenses, including legal and accounting expenses, proxy materials and proxy solicitation with respect to the Fund, the costs of liquidating portfolio securities of the Fund, portfolio transfer taxes (if any) or other similar expenses incurred in connection with the consummation of the Asset Transfer will be borne by the Fund, except that AIM has agreed to contribute up to $20,000 for the fees of legal counsel to the Fund and the Fund's independent accountants, and for printing and postage in connection with the mailing of the Registration Statement of which this Prospectus/Proxy Statement is a part. The legal, accounting and other expenses incurred by the Narragansett Fund in connection with the Asset Transfer will be paid by the Narragansett Fund or its Manager. Notwithstanding the above, expenses in connection with the Asset Transfer will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by the other party of such expenses would result in the disqualification of the Narragansett Fund or the Fund, as the case may be, as a "regulated investment company" within the meaning of Section 851 of the Code.


         The total expenses of the Asset Transfer for the Fund are expected to be approximately $75,000. In addition, an outside firm may be retained to solicit proxies on behalf of the Fund's Board. The cost of any such outside solicitation firm, which would be borne by the Fund, is estimated to be approximately $8,500, which includes a $2,500 fee for solicitation of proxies from Fund shareholders and approximately $6,000 in fees for mailing and other related proxy services. The Fund may also pay persons holding Fund shares in their names or those of their nominees for their expenses in sending soliciting materials to their principals.


         The Board of Trustees of the Fund has determined that the expenses to be borne by the Fund are fair given the lower expense ratio of the Narragansett Fund which will benefit Fund shareholders after the Asset Transfer.

         Federal Income Tax Consequences. The exchange of Fund assets for Narragansett Fund shares, the Narragansett Fund's assumption of the Fund's stated liabilities as identified to the Narragansett Fund and the Fund's distribution of those shares to Fund shareholders are intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the "Code"). As a condition to the closing of the Asset Transfer, the Fund and the Narragansett Fund will receive the opinion of counsel to the Fund, to the effect that, on the basis of the existing provisions of the Code, Treasury regulations issued thereunder, current administrative regulations and pronouncements and court decisions, and certain facts, assumptions and representations, for federal income tax purposes: (1) the transfer of all of the Fund's assets to the Narragansett Fund in exchange solely for Narragansett Fund shares and the assumption by the Narragansett Fund of the Fund's stated liabilities, followed by the distribution by the Fund of those Narragansett Fund shares to Fund shareholders in complete liquidation of the Fund, will qualify as a "reorganization" within the meaning of Section 368(a) of the Code and each of the Fund and the Narragansett Fund will be "a party to a reorganization"; (2) no gain or loss will be recognized by the Narragansett Fund upon the receipt of the assets of the Fund in exchange solely for Narragansett Fund shares and the assumption by the Narragansett Fund of stated liabilities of the Fund pursuant to the Asset Transfer; (3) no gain or loss will be recognized by the Fund upon the transfer of its assets to the Narragansett Fund in exchange solely for Narragansett Fund shares and the assumption by the Narragansett Fund of stated liabilities of the Fund or upon the distribution (whether actual or constructive) of those Narragansett Fund shares to Fund shareholders in exchange for their shares of the Fund in liquidation of the Fund pursuant to the Asset Transfer; (4) no gain or loss will be recognized by Fund shareholders upon the exchange of their Fund shares for Narragansett Fund shares pursuant to the Asset Transfer; (5) the aggregate tax basis for the Narragansett Fund shares received by each Fund shareholder pursuant to the Asset Transfer will be the same as the aggregate tax basis for the Fund shares held by such shareholder immediately prior to the Asset Transfer, and the holding period of those Narragansett Fund shares received by each Fund shareholder will include the period during which the Fund shares exchanged therefor were held by such shareholder (provided the Fund shares were held as capital assets on the date of the Asset Transfer); and
(6) the tax basis of each Fund asset acquired by the Narragansett Fund will be the same as the tax basis of such asset to the Fund immediately prior to the Asset Transfer, and the holding period of each Fund asset in the hands of the Narragansett Fund will include the period during which that asset was held by the Fund.

          Neither the Fund nor the Narragansett Fund has sought a tax ruling from the Internal Revenue Service ("IRS"). The opinion of counsel is not binding on the IRS, nor does it preclude the IRS from adopting a contrary position. Fund shareholders should consult their tax advisors regarding the effect, if any, of the Asset Transfer in light of their individual circumstances. Because the foregoing discussion relates only to the federal income tax consequences of the Asset Transfer, Fund shareholders also should consult their tax advisors as to state and local tax consequences, if any, of the Asset Transfer. Required Vote and Board's Recommendation.

         The Fund's Board of Trustees has approved the Agreement and the Asset Transfer and has determined that (1) participation in the Asset Transfer is in the best interests of the Fund and its shareholders and (2) the interests of shareholders of the Fund will not be diluted as a result of the Asset Transfer. The holders of a majority of the Fund's shares, present in person or represented by proxy, will constitute a quorum for the transaction of business at the Meeting. The affirmative vote of holders of a majority of the Fund's shares present in person or represented by proxy at the Meeting is required to approve the Asset Transfer.

                          THE FUND'S BOARD OF TRUSTEES,
                            INCLUDING THE INDEPENDENT
                              TRUSTEES, UNANIMOUSLY
                          RECOMMENDS THAT SHAREHOLDERS
                            VOTE "FOR"APPROVAL OF THE
                             AGREEMENT AND THE ASSET
                                    TRANSFER.

                          ADDITIONAL INFORMATION ABOUT
                       THE NARRAGANSETT FUND AND THE FUND

         Both the Fund and the Narragansett Fund are Massachusetts business trusts. The Fund is a non-diversified, open-end management investment company that was organized in 1986 and the Narragansett Fund is a non-diversified, open-end management investment company that was organized in 1992.

         Financial Statements. The financial statements for the Fund for the fiscal year ended October 31, 2007 and the four preceding fiscal years of the Fund have been audited by Ernst & Young LLP (excluding the unaudited information for this fund for the six months ended April 30, 2008). Its report and the Fund's financial statements for the past five fiscal years are included in the Fund's annual report to shareholders, which is available upon request. The financial statements of the Narragansett Fund for the fiscal years ended June 30, 2007 and 2006 have been audited by Tait, Weller & Baker LLP (excluding the unaudited information for this fund for the six months ended December 31, 2007). The financial statements of the Narragansett Fund for the fiscal years ended June 30, 2005, 2004 and 2003 were audited by another auditor. The reports of such auditors and the Narragansett Fund's financial statements for the past five fiscal years are included in the Narragansett Fund's annual report to shareholders, which is available upon request.

         Investment Restrictions. Each fund has adopted certain investment restrictions that may not be changed without the affirmative vote of a "majority of the outstanding voting securities" of each fund, which is defined in the 1940 Act to mean the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the fund, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares of the fund are represented at the meeting in person or by proxy. The table below contains a description and comparison of such investment restrictions for each fund.



---------------------------------------- --------------------------------------------- -------------------------------
     Investment Restrictions Fund         Investment Restrictions Narragansett Fund              Comparison
---------------------------------------- --------------------------------------------- -------------------------------
---------------------------------------- --------------------------------------------- -------------------------------
The Fund cannot borrow money in excess   The Narragansett Fund can borrow from banks   The Narragansett Fund
of 10% of the value of its total         for temporary or emergency purposes but       restriction permits borrowing
assets (not including the amount         only up to 10% of its total assets. It will   only for temporary or
borrowed) at the time the borrowing is   not purchase any Rhode Island obligations     emergency purposes and limits
made.                                    while it has any outstanding borrowings       the Narragansett Fund's
                                         which exceed 5% of the value of its total     ability to continue to make
                                         assets. It can mortgage or pledge its         investments when loans exceed
                                         assets only in connection with such           5% of the value of its total
                                         borrowing and only up to the lesser of the    assets.
                                         amounts borrowed or 5% of the value of its
                                         total assets.
---------------------------------------- --------------------------------------------- -------------------------------
---------------------------------------- --------------------------------------------- -------------------------------
The Fund cannot underwrite securities    The Narragansett Fund cannot engage in the    These restrictions are the
issued by other persons except to the    underwriting of securities, that is, the      same.
extent that, in connection with the      selling of securities for others.
disposition of its portfolio
investments, it may be deemed to be an
underwriter under federal securities
laws.
---------------------------------------- --------------------------------------------- -------------------------------
---------------------------------------- --------------------------------------------- -------------------------------
The Fund cannot purchase real estate     The Narragansett Fund cannot buy real         These restrictions are the
or any non-liquid interests in real      estate or any non-liquid interests in real    same.
estate investment trusts; however, it    estate investment trusts; however, it can
can buy any securities which it can      buy any securities which it can otherwise
otherwise buy even though the issuer     buy even though the issuer invests in real
invests in real estate or has            estate or has interests in real estate.
interests in real estate.
---------------------------------------- --------------------------------------------- -------------------------------
---------------------------------------- --------------------------------------------- -------------------------------
The Fund cannot purchase any voting      The Narragansett Fund cannot buy any voting   These restrictions are
securities, any commodities or           securities, any commodities or commodity      substantially the same.
commodity contracts other than           contracts, any mineral related programs or
Municipal Bond Index Futures, any        leases, any shares of other investment
mineral related programs or leases,      companies or any warrants, puts, calls or
any shares of other investment           combinations thereof.
companies or any warrants, puts, calls
or combinations thereof.
---------------------------------------- --------------------------------------------- -------------------------------
---------------------------------------- --------------------------------------------- -------------------------------


The Fund cannot purchase securities      The Narragansett Fund cannot buy the          These restrictions are
(other than securities of the U.S.       obligations of issuers in any one industry    substantially the same.
government, its agencies or              if more than 25% of its total assets would
instrumentalities or tax-exempt          then be invested in securities of issuers
securities, except tax-exempt            of that industry. The Narragansett Fund
securities backed only by the assets     will consider that a non-governmental user
and revenues of nongovernmental          of facilities financed by industrial
issuers) if, as a result of such         development bonds is an issuer in an
purchase, more than 25% of the Fund's    industry.
total assets would be invested in any
one industry.


---------------------------------------- --------------------------------------------- -------------------------------
---------------------------------------- --------------------------------------------- -------------------------------


The Fund cannot issue any class of       Except in connection with permitted           These restrictions are
securities which is senior to the        borrowings, the Narragansett Fund will not    substantially the same.
Fund's shares of beneficial interest.    issue senior securities.


---------------------------------------- --------------------------------------------- -------------------------------
---------------------------------------- --------------------------------------------- -------------------------------
The Fund cannot invest for the purpose   The Narragansett Fund cannot invest for the   These restrictions are the
of exercising control or management of   purpose of exercising control or management   same.
other companies.                         of other companies.
---------------------------------------- --------------------------------------------- -------------------------------
---------------------------------------- --------------------------------------------- -------------------------------
The Fund cannot sell short or buy on     The Narragansett Fund does not sell           These restrictions are
margin, provided, however, that the      securities it does not own or borrow from     substantially the same.
Fund may make margin deposits in         brokers to buy securities. Thus, it cannot
connection with the purchase or sale     sell short or buy on margin.
of Municipal Bond Index Futures.
---------------------------------------- --------------------------------------------- -------------------------------
---------------------------------------- --------------------------------------------- -------------------------------
The Fund may make loans by lending       The Narragansett Fund may not make loans or   The Narragansett Fund's
securities or entering into repurchase   lend its portfolio securities.                restriction eliminates the
agreements.                                                                            risk (and the additional
                                                                                       income) associated with such
                                                                                       transactions.
---------------------------------------- --------------------------------------------- -------------------------------
---------------------------------------- --------------------------------------------- -------------------------------
                                         The Narragansett Fund cannot buy any          The Fund does not have a
                                         securities other than Rhode Island            comparable investment
                                         obligations. Also, it cannot invest in        restriction.
                                         restricted securities. (Restricted
                                         securities are securities which cannot
                                         freely be sold for legal reasons.)
---------------------------------------- --------------------------------------------- -------------------------------
---------------------------------------- --------------------------------------------- -------------------------------


                                         The Narragansett Fund cannot purchase or      The Fund does not have a
                                         hold the securities of any issuer if, to      comparable investment
                                         its knowledge, any Trustee, Director or       restriction.
                                         officer of the Narragansett Fund or its
                                         Manager or Sub-Adviser individually owns
                                         beneficially more than 0.5% of the
                                         securities of that issuer and all such
                                         Trustees, Directors and officers together
                                         own in the aggregate more than 5% of
                                         such securities.


---------------------------------------- --------------------------------------------- -------------------------------
---------------------------------------- --------------------------------------------- -------------------------------
                                         As a fundamental policy, at least 80% of      The Fund does not have a
                                         the Narragansett Fund's net assets will be    comparable policy.
                                         invested in Rhode Island obligations the
                                         income paid upon which will not be subject
                                         to the alternative minimum tax;
                                         accordingly, the Narragansett Fund can
                                         invest up to 20% of its net assets in
                                         obligations that are subject to the Federal
                                         alternative minimum tax.
---------------------------------------- --------------------------------------------- -------------------------------

         Management. Each fund's trustees oversee the general conduct of each fund's business. The trustees of the Narragansett Fund are different than those of the Fund. The trustees of the Narragansett Fund have retained AIM to be the Narragansett Fund's investment manager, responsible for making investment decisions for the Narragansett Fund and managing the Narragansett Fund's other affairs and business. The Narragansett Fund's investment adviser has engaged the Sub-Adviser to provide local advisory services for the Narragansett Fund.

         AIM is a wholly-owned subsidiary of Aquila Management Corporation ("AMC"), founder of each fund in the Aquila Group of Funds, which consists of three money-market funds, seven tax-free municipal bond funds, a high income corporate bond fund and a regional equity fund. As of May 31, 2008, these funds had aggregate assets of over $5.0 billion, of which approximately $2.3 billion consisted of assets of the tax-free municipal bond funds. AMC's address is the same as that of AIM. AMC, which was founded in 1984, is currently controlled by Mr. Lacy B. Herrmann and his wife, Mrs. Elizabeth B. Herrmann, directly and through certain trusts, although it is anticipated that these arrangements will change.

         The Sub-Adviser is a department of RBS Citizens, N.A., which is wholly-owned by Citizens Financial Group, Inc. ("CFG"). CFG is a wholly-owned subsidiary of The Royal Bank of Scotland, PLC. CFG is a $160 billion commercial bank holding company. It is headquartered in Providence, RI and, through its subsidiaries, has more than 1,600 branches, more than 3,500 ATMs and more than 24,000 employees. It operates its branch network in 13 states and has non-branch retail and commercial offices in about 40 states. As of June 30, 2008, the Trust and Investment Management Group of the Sub-Adviser had approximately $5,255,826,948 of assets under management, including approximately $768,551,095 in municipal obligations.


         For management and investment advisory services to the Narragansett Fund AIM is paid an annual fee payable monthly and computed on the net asset value of the Fund as of the close of business each business day at the annual rate of 0.50 of 1% of such net asset value. Of the 0.50 of 1% management fee paid by the Narragansett Fund to AIM, as of December 31, 2007, 0.35 of 1% was being waived on a voluntary basis. As of December 31, 2007, AIM paid the Sub-Adviser a sub-advisory fee at the annual rate of 0.23 of 1% of average annual net assets of which 0.13 of 1% was being voluntarily waived. AIM and the Sub-Adviser have waived some or all of their management fees since the inception of the Narragansett Fund in order to provide a competitive return to shareholders. At the present time, AIM has contractually undertaken to waive fees and/or reimburse the Narragansett Fund's expenses during the period July 1, 2008 through June 30, 2009 so that the Narragansett Fund's total expenses will not exceed 0.83% of average annual net assets for the Narragansett Fund's Class A Shares. AIM anticipates that, over time as the Narragansett Fund grows in size, there will be a gradual decrease in the amount of the management fee waivers described above. The Narragansett Fund's expense ratio therefore could increase upon the reduction or discontinuance of such management fee waivers above.


         Van Liew Capital, Inc. is the Fund's investment adviser. The Fund pays Van Liew Capital, Inc. a management fee based on the average annual net assets of the Fund at the rate 0.60 of 1% for the first $200 million of average net assets and 0.50 of 1% of average net assets above $200 million. Fees payable to Van Liew Capital, Inc. are computed and accrued daily and paid monthly.


         The basis for the Narragansett Fund's trustees' approval of the Narragansett Fund's advisory and administration agreement and the sub-advisory agreement described above is discussed in the Narragansett Fund's semi-annual report to shareholders dated December 31, 2007. The basis for the trustees' approval of the Fund's investment advisory arrangement is discussed in the Fund's semi-annual report to shareholders dated April 30, 2008.


         Investment Management Team. Salvatore C. Di Santo is the officer of the Sub-Adviser who manages the Narragansett Fund's portfolio. He has served as such since the inception of the Narragansett Fund in September 1992. Mr. Di Santo, a Senior Vice President within the Sub-Adviser's Trust and Investment Services Group, is a member of its Trust Investment Committee. He has been employed by the Sub-Adviser for over 50 years and has been involved in portfolio management for the last 41 years.

         Jeffrey K. Hanna, also an officer of the Sub-Adviser, is the co-manager of the Narragansett Fund. He has held this position since 2005. He was formerly an assistant portfolio manager of the Narragansett Fund and served as such since 2000. Mr. Hanna, a Vice President within the Sub-Adviser's Investment Management Services Group, has been with the company since 1988.

         See "Investment Advisory and Other Services" in the Statement of Additional Information for the Narragansett Fund for additional information about the Narragansett Fund's portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities of the Narragansett Fund.

         Description of Shares. The trustees of the Fund and the Narragansett Fund have authority to issue shares of beneficial interest in such amounts, classes and series as may be provided for in the Bylaws of the Fund and the Narragansett Fund.

         Currently, the Narragansett Fund has four classes of shares: Class A Shares, Class C Shares, Class I Shares and Class Y Shares. Class A and Class C Shares are offered for purchase by individual investors. Although Class A and Class C Shares have different sales charge structures and ongoing expenses, they both represent interests in the same portfolio of Rhode Island obligations. Class C Shares of the Narragansett Fund are convertible into Class A Shares six years after issuance. Neither the Class I nor Class Y Shares have sales charges and each has different ongoing expenses. Both of the Class I and Class Y Shares represent interests in the same portfolio as the Class A and Class C Shares. Class I Shares are offered and sold only through financial intermediaries with which Aquila Distributors, Inc., the distributor for the Narragansett Fund, has entered into sales agreements. Class Y Shares are offered only to institutions acting for investors in a fiduciary, advisory, agency, custodial or similar capacity. The Narragansett Fund does not sell Class I shares or Class Y shares directly to retail customers. In connection with the Asset Transfer, shareholders of the Fund will receive Class A Shares of the Narragansett Fund.

         Shareholders of the Fund and the Narragansett Fund are entitled to one vote for each dollar of net asset value (determined as of the record date for the meeting) per share held (and proportionate fractional votes for fractional dollar amounts). For both the Fund and the Narragansett fund, their shareholders are permitted to vote on the election of Trustees and on other matters submitted to the vote of shareholders.

         The Declaration of Trust of the Fund permits its trustees to issue an unlimited number of full and fractional shares and the Declaration of Trust of the Narragansett Fund permits its trustees to issue up to 80,000,000 full and fractional shares. The Declaration of Trust of each fund permits its trustees to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the fund. Each share of the Fund and the Narragansett Fund represents an equal proportionate interest in such fund with each other share of its class; shares of the respective classes represent proportionate interests in the Fund and the Narragansett Fund in accordance with their respective net asset values. Upon liquidation of the Fund or the Narragansett Fund, shareholders are entitled to share pro-rata in the net assets of such fund available for distribution to shareholders, in accordance with the respective net asset values of the shares of each of the Fund's and the Narragansett Fund's classes at that time.

         In addition, the Boards of Trustees of the Fund and the Narragansett Fund may create additional classes of shares, which may differ from each other as provided in rules and regulations of the Securities and Exchange Commission or by exemptive order. The Boards of Trustees of the Fund and the Narragansett Fund may, at their own discretion, create additional series of shares, each of which may have separate assets and liabilities.

         All shares of the Fund and the Narragansett Fund are fully paid and non-assessable and the holders of shares of the Fund and the Narragansett Fund have no pre-emptive or conversion rights, except that Class C Shares of the Narragansett Fund automatically convert to Class A Shares after being held for six years.

         As of June 30, 2008, the number of Fund shares and Narragansett Fund Class A Shares authorized and outstanding were as follows:


                                                  Amount             Amount
                                                Authorized        Outstanding
Ocean State Tax-Exempt Fund                      Unlimited        2,123,984.124


Narragansett Insured Tax-Free Income Fund       80,000,000*      10,138,014.025

------------------------
*Total amount authorized for all classes.

         Purchase Procedures. The purchase procedures of the Fund and the Narragansett Fund, and the automatic investment services they offer, are substantially similar. Shares of both funds may be purchased through a broker or dealer, or a bank or other financial intermediary that has a sales agreement with the distributor of the Fund or the Narragansett Fund, or directly through the distributor for the funds. Both funds impose a sales charge of 4.00% upon purchases of their shares. The minimum initial investment for both funds is $1,000, except purchases made under automatic investment services are subject to opening minimum requirements of $250 for the Fund and $50 for the Narragansett Fund. See "Purchases" and "Buying and Selling Shares" in the relevant Prospectus of the Narragansett Fund and the Fund, and "Purchase, Redemption, and Pricing of Shares" in their Statements of Additional Information.

         Determination of Net Asset Value. The net asset value per share of each class of each of the Fund and the Narragansett Fund equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day the exchange is open.


         In general, the net asset value for the Fund's shares is based on portfolio market value, except that obligations maturing in 60 days or less are generally valued at amortized cost. Any securities or assets for which such market quotations are not readily available are valued at their fair value.


         In determining fair value, the Fund uses a national pricing service to provide prices on its portfolio securities. Prices provided by this service are generally downloaded once each week. The Fund will also download prices from the pricing service on volatile municipal market days. The Fund then utilizes a pricing matrix based on the Bond Buyer Municipal Bond Index to adjust valuations on a daily basis between dates when prices are downloaded.


         The Bond Buyer Municipal Bond Index is comprised of 40 tax-exempt national municipal bonds. As of June 30, 2008, this index had an average maturity of 29.69 years, an average coupon of 5.11% and an average rating of A13/AA - .


         The change in the Fund's pricing matrix is dependent upon the closing level of the Bond Buyer Municipal Bond Index in addition to local and national factors which may affect the Rhode Island municipal marketplace. The intent is to estimate daily market fluctuations while downloading prices once a week, and recording the variances versus the valuations provided by the pricing service. Any variances are tracked and maintained with the pricing records. Valuations used by the Fund are frequently determined without exclusive reliance on quoted prices and take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, broker quotes and other local market conditions.

         The Fund's pricing methodology is reviewed and approved each quarter by the Board of Trustees.

         For the Narragansett Fund, portfolio securities, other than those with a remaining maturity of 60 days or less, are valued at the mean between bid and asked quotations, if available. Bid and asked quotations for Rhode Island obligations may be obtained from a reputable pricing service, which may obtain quotations from broker/dealers or banks dealing in Rhode Island obligations. Any securities or assets for which such market quotations are not readily available are valued at their fair value as determined in good faith under procedures subject to the general supervision and responsibility of the Narragansett Fund's Board of Trustees.

         In determining fair value, the Narragansett Fund's normal practice is that most or all of the Rhode Island obligations in the Fund's portfolio are priced daily using a reputable pricing service which may employ differential comparisons to the market in other municipal bonds under methods which include consideration of the current market value of tax-free debt instruments having varying characteristics of quality, yield and maturity.

         Securities having a remaining maturity of 60 days or less when purchased and securities originally purchased with maturities in excess of 60 days but which currently have maturities of 60 days or less are valued at cost adjusted for amortization of premiums and accretion of discounts. With the approval of the Narragansett Fund's Board of Trustees, the Sub-Adviser may at its own expense and without reimbursement from the Narragansett Fund employ a pricing service, bank or broker/dealer experienced in such matters to perform any of the above described functions.

         The fair value pricing methodologies used by the Fund and the Narragansett Fund are similar. However, the Narragansett Fund utilizes a pricing service on a daily basis, while the Fund prices provided by this service will generally be downloaded once each week.

         Dividends and Distributions. Each of the Fund and the Narragansett Fund has a policy to make monthly distributions to shareholders from net investment income. Each fund distributes any net realized capital gains annually.

         To permit each fund to maintain a more stable monthly distribution, each fund may from time to time pay out less than the entire amount of available net investment income to shareholders earned in any particular period. Any such amount retained by a fund would be available to stabilize future distributions. As a result, the distributions paid by a fund for any particular period may be more or less than the amount of net investment income actually earned by that fund during such period. Both funds intend, however, to make such distributions as are necessary to maintain qualification as a regulated investment company.

         See "Distributions and Taxes" in the Prospectus of the Fund and "Dividends and Distributions" in the Prospectus of the Narragansett Fund for a discussion of such policies.


         Dividend Reinvestment Plan. Both the Fund and the Narragansett Fund offer a dividend reinvestment plan pursuant to which income dividends and capital gains distributions are automatically reinvested in additional shares of the respective fund. As is the case with the Fund, if a shareholder is not participating in the dividend reinvestment plan of the Narragansett Fund, the shareholder will receive all dividends and/or capital gains distributions in cash, paid by check and mailed directly to the shareholder (or deposited by electronic funds transfer) on a monthly basis. Unless a shareholder of the Narragansett Fund elects otherwise, a shareholder of the Narragansett Fund will be automatically enrolled in the dividend reinvestment plan of the Narragansett Fund.

         Purchases of shares of the Fund and the Narragansett Fund through their respective dividend reinvestment plans are not subject to any sales charge.


         If a shareholder's shares are held in the name of a broker or nominee offering a dividend reinvestment service, the shareholder should consult the shareholder's broker or nominee to ensure that an appropriate election is made on the shareholder's behalf. If the broker or nominee holding the shareholder's shares does not provide a reinvestment service, the shareholder may need to register the shareholder's shares in the shareholder's own name in order to participate in the Narragansett Fund's dividend reinvestment plan.

         After the consummation of the Asset Transfer, Fund shareholders who have previously elected to receive income, dividends and capital gains distributions in cash will continue to do so. All income, dividends and capital gains distributions of other shareholders of the Fund will be automatically reinvested in additional shares of the Narragansett Fund through the Narragansett Fund's automatic dividend reinvestment plan. After the Asset Transfer and after the former shareholders of the Fund are notified of their new account information with the Narragansett Fund, former shareholders of the Fund will be provided a toll-free number to call and an address to write in order to opt out of the Narragansett Fund dividend reinvestment plan if any shareholder chooses to do so.

         In situations where a bank, broker or nominee holds shares for others, the dividend reinvestment plan will be administered according to instructions and information provided by the bank, broker or nominee.


         Taxation. Net investment income of both the Fund and the Narragansett Fund includes income from tax-exempt obligations in which each fund invests that is allocated as "exempt-interest dividends." Such dividends are exempt from regular Federal income tax. Each fund allocates exempt-interest dividends by applying one designated percentage to all income dividends it declares during its tax year. Each fund will normally make this designation in the first month following its fiscal year end for dividends paid in the prior year. It is possible that a portion of the distributions paid by either the Fund or the Narragansett Fund in excess of its net tax-exempt income will be subject to Federal and Rhode Island income taxes.



         You should consult your tax advisor for more information on your own tax situation, including possible foreign, state and local taxes.


         Redemptions. Neither the Fund nor the Narragansett Fund imposes a redemption fee on redemptions or exchanges of its shares. The redemption procedures of the Fund and the Narragansett Fund are substantially similar. Both funds offer expedited redemption methods for non-certificated shares.

         See "Buying and Selling Shares" in the Fund Prospectus and "Redeeming Your Investment" in the Narragansett Fund Prospectus and "Purchase, Redemption and Pricing of Shares" in the Statement of Additional Information of the Narragansett Fund for a discussion of redemption procedures.

         Rule 12b-1 Plan. Both the Fund and the Narragansett Fund are subject to a plan adopted pursuant to Rule 12b-1 under the 1940
Act.

         Under the Narragansett Fund's 12b-1 Plan, the Narragansett Fund is authorized to make distribution fee payments to broker-dealers or others selected by Aquila Distributors, Inc., the Narragansett Fund's distributor, with which the distributor has entered into written agreements contemplated by Rule 12b-1 and which have rendered assistance in the distribution and/or retention of the Narragansett Fund's shares or servicing of shareholder accounts. The Narragansett Fund makes payment of this service fee at the annual rate of 0.15% of the Narragansett Fund's average net assets represented by Class A Shares; 0.75% of the Narragansett Fund's average net assets represented by Class C Shares; and up to 0.25% (currently set by the Board at 0.20%) of the Narragansett Fund's average net assets represented by Class I Shares.

         In addition, under a Shareholder Services Plan, the Narragansett Fund is authorized to pay service fees at annual rates of 0.25% of the Narragansett Fund's average net assets represented by Class C Shares and up to 0.25% (currently 0.15%) of the Narragansett Fund's average net assets represented by Class I Shares.

         The Fund has a distribution plan under Rule 12b-1 with respect to its shares which allows it to pay the expense of printing prospectuses and reports to shareholders which are sent to non-shareholders. The main purpose of the Fund's 12b-1 Plan is to permit the Fund to finance activities primarily intended to result in the sale of its shares and protect the Fund against any claim that some of the expenses which it pays or may pay might be considered to be sales-related and therefore come within the purview of Rule 12b-1. Distribution expenses under the Fund's Distribution Plan are paid out of the Fund's assets on an annual basis.


         Because fees paid under 12b-1 Plans are paid out of each fund's assets on an ongoing basis, over time these fees will increase the cost of an investment in the Fund and the Narragansett Fund and may cost more than paying other types of sales charges. See "Distribution Plan" in the relevant Statement of Additional Information of the Fund and the Narragansett Fund for a discussion of the each fund's Distribution Plan.


         Information about the Fund is incorporated by reference into this Prospectus/Proxy Statement from the Fund's Prospectus forming a part of its Registration Statement on Form N-1A (File No. 811-04788). Information about the Narragansett Fund is incorporated by reference into this Prospectus/Proxy Statement from the Narragansett Fund's Prospectus forming a part of the Company's Registration Statement on Form N-1A (File No. 811-06707).

         The Fund and the Narragansett Fund are subject to the requirements of the 1940 Act and file reports, proxy statements and other information with the SEC. Reports, proxy statements and other information filed by the Fund and the Narragansett Fund may be inspected and copied at the Public Reference Facilities of the Securities and Exchange Commission at 100 F Street, N.E., Washington, D.C. 20549. Text-only versions of fund documents can be viewed on-line or downloaded from www.sec.gov. Copies of such material also can be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549, at prescribed rates.

                               VOTING INFORMATION


         In addition to the use of the mail, proxies may be solicited personally or by telephone, and persons holding Fund shares in their names or in nominee name may be paid for their expenses in sending soliciting materials to their principals. An outside firm may be retained to assist in the solicitation of proxies, primarily by contacting shareholders by telephone.


         Authorizations to execute proxies may be obtained by telephonic or electronically transmitted instructions in accordance with procedures designed to authenticate the shareholder's identity. In all cases where a telephonic proxy is solicited (as opposed to where the shareholder calls the toll-free number directly to vote), the shareholder will be asked to provide his or her address, social security number (in the case of an individual) or taxpayer identification number (in the case of a non-individual) and the number of shares owned and to confirm that the shareholder has received the Prospectus/Proxy Statement and proxy card in the mail. Within 72 hours of receiving a shareholder's telephonic or electronically transmitted voting instructions, a confirmation will be sent to the shareholder to ensure that the vote has been taken in accordance with the shareholder's instructions and to provide a telephone number to call immediately if the shareholder's instructions are not correctly reflected in the confirmation. Any shareholder giving a proxy may revoke it at any time before it is exercised by submitting a new proxy to the Fund or by attending the Meeting and voting in person.

         A broker "non-vote" is a proxy from a broker or nominee indicating that such person has not received instructions from the beneficial owner or other person entitled to vote Fund shares on a particular matter with respect to which the broker or nominee does not have discretionary power. If a proxy is executed properly and returned accompanied by instructions to withhold authority to vote, represents a broker "non-vote" or is marked with an abstention (collectively, "abstentions"), the Fund shares represented thereby will be considered to be present at the Meeting for purposes of determining the existence of a quorum for the transaction of business. Abstentions will have the effect of a "no" vote for the purpose of obtaining requisite approval for the proposal.

         The holders of a majority of the Fund's shares, present in person or represented by proxy, will constitute a quorum for the transaction of business at the Meeting. The affirmative vote of holders of a majority of the Fund's shares present in person or represented by proxy at the Meeting is required to approve the Asset Transfer.

         If a quorum is not present at the Meeting, or if a quorum is present but sufficient votes to approve the proposal are not received, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies. In determining whether to adjourn the Meeting, the following factors may be considered: the nature of the proposal, the percentage of votes actually cast, the percentage of negative votes actually cast, the nature of any further solicitation and the information to be provided to Fund shareholders with respect to the reasons for the solicitation. Any adjournment will require the affirmative vote of a majority of those shares affected by the adjournment that are represented at the Meeting in person or by proxy. If a quorum is present, the persons named as proxies will vote those proxies which they are entitled to vote "FOR" the proposal in favor of such adjournment, and will vote those proxies required to be voted "AGAINST" the proposal against any adjournment.

         The votes of the Narragansett Fund's shareholders are not being solicited since their approval or consent is not necessary for the Asset Transfer.

         As of June 30, 2008, no shareholders were known by the Fund or the Narragansett Fund to own of record or beneficially 5% or more of the outstanding voting shares of the Fund or the Narragansett Fund, respectively. As of June 30, 2008, the Board members and officers of the Fund owned less than 1% of the Fund's outstanding shares.

                        FINANCIAL STATEMENTS AND EXPERTS

         The audited financial statements of the Fund for the fiscal year ended October 31, 2007 and the audited financial statements of the Narragansett Fund for the fiscal year ended June 30, 2007 have been incorporated herein by reference in reliance on the reports of Ernst & Young LLP, the independent registered public accounting firm for the Fund and Tait, Weller & Baker LLP, the independent registered public accounting firm for the Narragansett Fund, given on their authority as experts in accounting and auditing.

                                  OTHER MATTERS

         The Fund's Board of Trustees is not aware of any other matters that may come before the Meeting. However, should any such matters properly come before the Meeting, it is the intention of the persons named in the accompanying form of proxy to vote the proxy in accordance with their judgment on such matters.

               NOTICE TO BANKS, BROKER/DEALERS AND VOTING TRUSTEES
                               AND THEIR NOMINEES


         Please advise PNC Global Investment Servicing Inc. at 1-800-992-2207, transfer agent for the Fund, whether other persons are the beneficial owners of Fund shares for which proxies are being solicited from you, and, if so, the number of copies of the Prospectus/Proxy Statement and other soliciting material you wish to receive in order to supply copies to the beneficial owners of Fund shares.


         IT IS IMPORTANT THAT PROXIES BE RETURNED PROMPTLY. THEREFORE, SHAREHOLDERS ARE URGED TO COMPLETE, DATE, SIGN AND RETURN THE PROXY CARD IN THE ENCLOSED POSTAGE-PAID ENVELOPE WHETHER OR NOT THEY EXPECT TO ATTEND THE MEETING IN PERSON.

                                    EXHIBIT A
                                                           Execution Copy
                      AGREEMENT AND PLAN OF REORGANIZATION

         This Agreement and Plan of Reorganization (the "Agreement") is made as of June 18, 2008 by and among Narragansett Insured Tax-Free Income Fund, a Massachusetts business trust ("Acquiring Fund"), and VLC Trust, a Massachusetts business trust ("Selling Trust"), for itself and on behalf of Ocean State Tax Exempt Fund, a series of Selling Trust ("Selling Fund").

                              W I T N E S S E T H:

         WHEREAS, Selling Fund and Acquiring Fund are each open-end, registered investment companies and Selling Fund owns securities that generally are assets of the character in which Acquiring Fund is permitted to invest;

         WHEREAS, the Board of Trustees of Acquiring Fund have determined that the acquisition of substantially all of the assets of the Selling Fund in exchange for Class A shares of beneficial interest of Acquiring Fund (the "Exchange Shares") and the assumption by Acquiring Fund of the Stated Liabilities of Selling Fund as defined in Section 1.1 hereof on the terms and conditions hereinafter set forth are in the best interests of Acquiring Fund and its shareholders;

         WHEREAS, the Board of Trustees of Selling Trust has determined that Selling Fund's exchange of substantially all of Selling Fund's assets and its Stated Liabilities as defined in Section 1.1 hereof for the Exchange Shares, on the terms and conditions herein set forth, is in the best interests of Selling Fund and its shareholders; and

         WHEREAS, this Agreement is intended to be, and is adopted as, a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the "Code");

         NOW, THEREFORE, in consideration of the foregoing and the mutual covenants contained herein, the parties agree as follows:

                                I. REORGANIZATION

1.1 Plan of Reorganization. Subject to the requisite approval of the shareholders of Selling Fund and to the other terms and conditions contained herein (including Selling Fund's obligation to distribute to its shareholders all of its net investment income and capital gains as described in Section 6.1(l) hereof), Selling Fund agrees to sell, assign, convey, transfer and deliver to Acquiring Fund, and Acquiring Fund agrees to acquire from Selling Fund, on the Exchange Date, (a) all of Selling Fund's investments shown on the schedule of its investments as of the Valuation Time (as defined in Section 2.3), as supplemented with such changes as Selling Fund makes and changes resulting from distributions and other actions of the issuers ("Investments") and (b) all of the cash, other than cash reserved for settlement of liabilities not assumed by Acquiring Fund, and other properties and assets of Selling Fund, whether accrued or contingent (including cash received by Selling Fund upon the liquidation by Selling Fund of any of its investments in accordance with Section
1.2 hereof), in exchange for that number of Exchange Shares provided for in
Section 2.1 hereof and the assumption by Acquiring Fund of those liabilities of Selling Fund, whether accrued or contingent, existing at the Valuation Time and specifically identified and listed on an unaudited statement of assets and liabilities of Selling Fund prepared by Selling Fund and reviewed and approved by Acquiring Fund, as of the Valuation Time, in accordance with generally accepted accounting principles consistently applied from the prior audited period ("Stated Liabilities"). Pursuant to this Agreement, Selling Fund will, as soon as practicable after the Exchange Date, distribute all of the Exchange Shares received by it to the shareholders of Selling Fund, in complete liquidation of Selling Fund.

         1.2 Liquidation of Selling Fund. On the next full business day following the requisite approval of the shareholders of Selling Fund, Selling Trust will provide Acquiring Fund a reasonably detailed list of all of the portfolio securities of Selling Fund. Promptly after receipt of such list, Acquiring Fund shall identify such listed securities as do not comply with its portfolio management standards, customary practices or investing policies, and provide a list of securities so identified to Selling Fund, indicating which of such securities it does not wish to acquire. As soon as practicable thereafter, Selling Trust, on behalf of Selling Fund, will, at its expense, liquidate such of Selling Fund's portfolio securities as have been so identified. Such liquidation will be completed before the Valuation Date, unless otherwise agreed by Selling Trust and Acquiring Fund.

         1.3 Distribution to Acquiring Fund. Selling Trust, on behalf of Selling Fund, will pay or cause to be paid to Acquiring Fund any interest, cash or such payments or other property as are received by it on or after the Exchange Date with respect to the Investments and other properties and assets of Selling Fund, whether accrued or contingent. Any such distribution will be deemed included in the assets transferred to Acquiring Fund at the Exchange Date and will not be separately valued unless the securities in respect of which such distribution is made will have gone "ex" such distribution before the Valuation Time, in which case any such distribution which remains unpaid at the Exchange Date will be included in the determination of the value of the assets of Selling Fund acquired by Acquiring Fund.

                        II. EXCHANGE DATE; VALUATION TIME

         2.1      Transfer of Exchange Shares.

         (a) On or prior to the Exchange Date, Selling Trust, on behalf of Selling Fund, shall endeavor to pay or make reasonable provision to pay out of Selling Fund's assets all of the liabilities, expenses, costs and charges of or attributable to Selling Fund that are known to Selling Trust or any of its officers or Trustees and that are or will be due and payable as of the Exchange Date.

         (b) On the Exchange Date, Acquiring Fund will deliver to Selling Fund a number of full and fractional Exchange Shares having an aggregate net asset value equal to the value of assets of Selling Fund transferred to Acquiring Fund on such date less the value of the Stated Liabilities of Selling Fund assumed by Acquiring Fund on that date, determined as hereafter provided in this Article 2.

         (c) Acquiring Fund will issue the Exchange Shares to Selling Fund in a certificate registered in the name of Selling Fund. Selling Fund will distribute the Exchange Shares to its shareholders by redelivering the certificate to Acquiring Fund's transfer agent, which will as soon as practicable set up accounts for each Selling Fund shareholder in accordance with written instructions furnished by Selling Fund. With respect to any Selling Fund shareholder holding Selling Fund share certificates as of the Exchange Date, Acquiring Fund will not permit such shareholder to receive dividends and other distributions on the Exchange Shares (although such dividends and other distributions will be credited to the account of such shareholder), receive certificates representing the Exchange Shares or pledge such Exchange Shares until such shareholder has surrendered his or her outstanding Selling Fund certificates or, in the event of lost, stolen or destroyed certificates, posted adequate bond. In the event that a shareholder is not permitted to receive dividends and other distributions on the Exchange Shares as provided in the preceding sentence, Acquiring Fund will pay any such dividends or distributions in additional shares, notwithstanding any election that the shareholder made previously with respect to the payment, in cash or otherwise, of dividends and distributions on shares of Selling Fund. Selling Fund will, at its expense, request the shareholders of Selling Fund to surrender their outstanding Selling Fund certificates, or post adequate bond, as the case may be.

         (d) Acquiring Fund will assume the Stated Liabilities of Selling Fund in connection with the acquisition of assets and subsequent dissolution of Selling Fund or otherwise.

         2.2      Valuation.

         (a) The net asset value of the Exchange Shares and the value of the assets and Stated Liabilities of Selling Fund will be determined by Acquiring Fund, in cooperation with Selling Fund, pursuant to procedures customarily used by Acquiring Fund in determining the fair market value of Acquiring Fund's assets and liabilities.

         (b) No adjustment will be made in the net asset value of either Selling Fund or Acquiring Fund to take into account differences in realized and unrealized gains and losses.

         2.3 Valuation Time. The net asset value of the Exchange Shares to be delivered to Selling Fund, the value of the assets of Selling Fund and the value of the Stated Liabilities of Selling Fund to be assumed by Acquiring Fund will in each case be determined as of 4:00 p.m. Eastern time on a date within ten
(10) days following requisite approval by the shareholders of Selling Fund of the reorganization as contemplated hereby and the other terms and conditions contained herein or such earlier or later day as may be mutually agreed upon in writing by the parties hereto (the "Valuation Time").

                               III. EXCHANGE DATE

         3.1 Exchange Date. Delivery of the assets of Selling Fund to be transferred, assumption of the Stated Liabilities of Selling Fund to be assumed and the delivery of the Exchange Shares to be issued will be made at the offices of Hinckley, Allen & Snyder LLP, 50 Kennedy Plaza, Suite 1500, Providence, Rhode Island 02903 at 10:00 A.M. on the next full business day following the Valuation Time, or at such other time, date and place agreed to by Acquiring Fund and Selling Fund, the date and time upon which such delivery is to take place being referred to herein as the "Exchange Date."

              IV. REPRESENTATIONS AND WARRANTIES OF ACQUIRING FUND

     4.1 Representations and Warranties. Acquiring Fund represents and warrants to Selling Fund that:

     (a) Acquiring Fund is a business trust duly established and validly existing under the laws of The Commonwealth of Massachusetts and has the power to own all of its properties and assets and to carry out its obligations under this Agreement. Acquiring Fund is not required to qualify as a foreign association in any jurisdiction in which it does not currently qualify. Acquiring Fund has all necessary federal, state and local authorizations to carry on its business as now being conducted and to carry out the terms of this Agreement.

         (b) Acquiring Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, and such registration has not been revoked or rescinded and is in full force and effect.
         (c) A statement of assets and liabilities, statement of operations, statement of changes in net assets and schedule of investments (indicating their market values) of Acquiring Fund for the fiscal year ended June 30, 2007, audited by Tait, Weller & Baker LLP, Acquiring Fund's independent registered public accounting firm, and an unaudited statement of assets and liabilities, statement of operations, statement of changes in net assets and schedule of investments (indicating their market values) of Acquiring Fund for the six months ended as of December 31, 2007 have been furnished to Selling Fund. The statements of assets and liabilities and the schedules of investments fairly present the financial position of Acquiring Fund as of the dates thereof, and the statements of operations and changes in net assets fairly reflect the results of its operations and changes in net assets for the periods covered thereby in conformity with U.S. generally accepted accounting principles.

         (d) Acquiring Fund's prospectus and statement of additional information dated October 24, 2007, previously furnished or otherwise available to Selling Fund, as modified by any amendment or supplement thereto or any related superseding prospectus or statement of additional information in effect before the Exchange Date, which will be furnished to Selling Fund (collectively, the "Acquiring Fund Prospectus") do not, as of the date hereof, and will not, as of the Exchange Date, contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; provided, however, that Acquiring Fund makes no representation or warranty as to any information relating to Selling Fund in the Acquiring Fund Prospectus.

         (e) There are no material legal, administrative or other proceedings pending or, to the knowledge of Acquiring Fund, threatened against Acquiring Fund which assert liability or which may, if successfully prosecuted to their conclusion, result in liability on the part of Acquiring Fund, other than as have been disclosed in the Prospectus (as defined below) or otherwise disclosed in writing to Selling Fund.

         (f) Acquiring Fund has no known liabilities of a material nature, contingent or otherwise, other than those shown as belonging to it on its statement of assets and liabilities as of its most recent fiscal year ended June 30, 2007, and those incurred in the ordinary course of Acquiring Fund's business as an investment company since that date.

         (g) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by Acquiring Fund of the transactions contemplated by this Agreement, except such as may be required under the Securities Act of 1933, as amended (the "1933 Act"), the Securities Exchange Act of 1934, as amended (the "1934 Act"), the 1940 Act, or state securities or blue sky laws (which term as used herein will include the laws of the District of Columbia and of Puerto Rico).

         (h) The registration statement and any amendment thereto (including any post-effective amendment) (the "Registration Statement") filed with the Securities and Exchange Commission (the "Commission") by Acquiring Fund on Form N-14 relating to the Exchange Shares issuable hereunder and the proxy statement of Selling Fund included therein (the "Proxy Statement"), on the effective date of the Registration Statement, (i) will comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder and (ii) will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time of the shareholders' meeting referred to in Section 8.1 hereof and at the Exchange Date, the prospectus contained in the Registration Statement (collectively, the "Prospectus"), as amended or supplemented by any amendments or supplements filed or requested to be filed with the Commission, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; provided, however, that none of the representations and warranties in this subsection will apply to statements in or omissions from the Registration Statement, the Prospectus or the Proxy Statement made in reliance upon and in conformity with information furnished by Selling Fund for use in the Registration Statement, the Prospectus or the Proxy Statement.

         (i) There are no material contracts outstanding to which Acquiring Fund is a party, other than as will be disclosed in the Registration Statement.

         (j) All of the issued and outstanding shares of beneficial interest of Acquiring Fund have been offered for sale and sold in conformity with all applicable state and federal securities laws.

         (k) Acquiring Fund qualifies and will at all times through the Exchange Date qualify for taxation as a "regulated investment company" under Sections 851 and 852 of the Code.

         (l) Acquiring Fund has filed or will file all federal and state tax returns which, to the knowledge of Acquiring Fund's officers, are required to be filed by Acquiring Fund and has paid or will pay all federal and state taxes shown to be due on said returns or on any assessments received by Acquiring Fund. All tax liabilities of Acquiring Fund have been adequately provided for on its books, and to the knowledge of Acquiring Fund, no tax deficiency or liability of Acquiring Fund has been asserted, and no question with respect thereto has been raised, by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid. As of the Exchange Date, Acquiring Fund is not under audit by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid.

         (m) The issuance of the Exchange Shares pursuant to this Agreement will be in compliance with all applicable federal and state securities laws.

         (n) The Exchange Shares have been duly authorized and, when issued and delivered pursuant to this Agreement, will be legally and validly issued and will be fully paid and nonassessable by Acquiring Fund (except as set forth in the Registration Statement), and no shareholder of Acquiring Fund will have any preemptive right of subscription or purchase in respect thereof.

               V. REPRESENTATIONS AND WARRANTIES OF SELLING TRUST

     5.1 Representations and Warranties. Selling Trust, for itself and on behalf of Selling Fund, represents and warrants to Acquiring Fund that:

         (a) Selling Trust is a business trust duly established and validly existing under the laws of The Commonwealth of Massachusetts and has power to own all of its properties and assets and to carry out its obligations under this Agreement. Selling Trust is not required to qualify as a foreign association in any jurisdiction in which it does not currently qualify. Selling Trust has all necessary federal, state and local authorizations to carry on its business as now being conducted and to carry out the terms of this Agreement.

         (b) Selling Trust is registered under the 1940 Act as an open-end management investment company, and such registration has not been revoked or rescinded and is in full force and effect.

         (c) A statement of assets and liabilities, statement of operations, statement of changes in net assets and schedule of investments (indicating their market values) of Selling Fund for the fiscal year ended October 31, 2007, audited by Ernst & Young LLP, Selling Fund's independent registered public accounting firm, have been furnished to Acquiring Fund and an unaudited statement of assets and liabilities, statement of operations, statement of changes in net assets and schedule of investments (indicating their market values) of Selling Fund for the six months ended April 30, 2008 will be furnished to Acquiring Fund by June 20, 2008. The statements of assets and liabilities and schedules of investments fairly present, or will fairly present, the financial position of Selling Fund as of the dates thereof, and the statements of operations and changes in net assets fairly reflect, or will fairly reflect, the results of its operations and changes in net assets for the periods covered thereby in conformity with U.S. generally accepted accounting principles.

         (d) There are no material legal, administrative or other proceedings pending or, to the knowledge of Selling Trust, threatened against Selling Trust or Selling Fund which assert liability or which may, if successfully prosecuted to their conclusion, result in liability on the part of Selling Fund, other than as have been disclosed in the Registration Statement or otherwise disclosed in writing to Acquiring Fund.

         (e) Selling Fund has no known liabilities of a material nature, contingent or otherwise, other than those shown as belonging to it on its statement of assets and liabilities as of October 31, 2007 and those incurred in the ordinary course of Selling Fund's business as an investment company since such date. Before the Exchange Date, Selling Fund will advise Acquiring Fund of all material liabilities, contingent or otherwise, incurred by it subsequent to October 31, 2007, whether or not incurred in the ordinary course of business.

         (f) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by Selling Trust, on behalf of Selling Fund, of the transactions contemplated by this Agreement, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act, or state securities or blue sky laws.

         (g) The Registration Statement, the Prospectus and the Proxy Statement, on the effective date of the Registration Statement and insofar as they do not relate to Acquiring Fund (i) will comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder and (ii) will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time of the shareholders' meeting referred to in Section 8.1 hereof and on the Exchange Date, the Prospectus, as amended or supplemented by any amendments or supplements filed or requested to be filed with the Commission, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; provided, however, that the representations and warranties in this subsection will apply only to statements of fact or omissions of statements of fact relating to Selling Fund contained in the Registration Statement, the Prospectus or the Proxy Statement, as such Registration Statement, Prospectus and Proxy Statement will be furnished to Selling Fund in definitive form as soon as practicable following effectiveness of the Registration Statement and before any public distribution of the Prospectus or Proxy Statement.

            (h) Selling Fund's financial statements, copies of which have been previously delivered to Acquiring Fund, fairly present in accordance with generally accepted accounting principles consistently applied the financial position of Selling Fund as of Selling Fund's most recent fiscal year-end and, if applicable, semi-annual period-end, and the results of Selling Fund's operations and changes in Selling Fund's known assets and known liabilities in the ordinary course for the periods indicated. Selling Fund's financial statements have been prepared in accordance with generally accepted accounting principles consistently applied.

         (i) There are no material contracts outstanding to which Selling Fund is a party, other than as are set forth on Appendix A to this Agreement and which will be disclosed in the Prospectus or the Proxy Statement.

         (j) All of the issued and outstanding shares of beneficial interest of Selling Fund have been offered for sale and sold by Selling Fund in conformity with all applicable federal and state securities laws.

         (k) For each taxable year of its operations (including the taxable year ending on the Exchange Date), Selling Fund has met (or will meet) the requirements for qualification as a "regulated investment company" under, and has computed (or will compute) its federal tax liability in accordance with, Sections 851 and 852 of the Code.

         (l) To the knowledge of Selling Fund, Selling Fund does not have any liabilities, other than liabilities disclosed or provided for in Selling Fund's financial statements and liabilities incurred in the ordinary course of business subsequent to the date of Selling Fund's financial statements or in connection with the transactions contemplated hereby. Without limiting the generality of the previous sentence, except for liabilities in connection with the reimbursement of expenses in connection with transactions contemplated hereby, Selling Fund does not have any liabilities to Van Liew Capital Inc. ("Van Liew") or any other service provider of Selling Fund for fees previously waived or deferred by Van Liew or any other such service provider.

         (m) Selling Trust does not know of any claims, actions, suits, inquiries, investigations or proceedings of any type pending or threatened against Selling Fund, its assets or businesses or Selling Fund's adviser or principal underwriters relating to the services such adviser or underwriter provides to Selling Fund. Selling Trust does not know of any facts that it currently has reason to believe are likely to form the basis for the institution of any such claim, action, suit, inquiry, investigation or proceeding against Selling Fund, or its adviser or principal underwriter relating to the services such adviser or underwriter provides to Selling Fund. For purposes of this provision, investment underperformance or negative investment performance shall not be deemed to constitute such facts. Neither Selling Fund and to its knowledge, neither of its adviser or principal underwriter is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that adversely affects, or is reasonably likely to adversely affect, its financial condition, results of operations, business, properties or assets or its ability to consummate the transactions contemplated by the Agreement.

         (n) Selling Fund is in compliance in all material respects with all applicable laws, rules and regulations, including, without limitation, the 1940 Act, the 1933 Act, the 1934 Act and all applicable state securities laws, and, from the date of this Agreement through the Exchange Date, shall comply in all material respects with all newly adopted rules and regulations under the 1940 Act on or before their compliance dates. Selling Fund is in compliance in all material respects with the investment policies and restrictions applicable to it set forth in its Form N-1A Registration Statement currently in effect. The value of the net assets of Selling Fund is determined using portfolio valuation methods that comply in all material respects with the requirements of the 1940 Act and the policies of Selling Fund and all purchases and redemptions of shares of Selling Fund have been effected at the net asset value per share calculated in such a manner.

         (o) Since the date of Selling Fund's financial statements, there has been no material adverse change in the financial condition, results of operations, business, properties or assets of Selling Fund. For purposes of this provision, investment underperformance, negative investment performance or net redemptions shall not be deemed to constitute such facts, provided all customary performance disclosures have been made.

         (p) Selling Trust, on behalf of Selling Fund, or Selling Fund has filed or will file all federal and state tax returns which, to the knowledge of Selling Trust's officers, are required to be filed by or on behalf of Selling Fund and has paid or will pay all federal and state taxes shown to be due on said returns or on any assessments received by Selling Fund. All tax liabilities of Selling Fund have been adequately provided for on its books, and to the knowledge of Selling Trust, no tax deficiency or liability of Selling Fund has been asserted, and no question with respect thereto has been raised, by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid. Selling Fund is not under audit by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid.

         (q) At both the Valuation Time and the Exchange Date, Selling Trust, on behalf of Selling Fund, will have full right, power and authority to sell, assign, transfer and deliver the Investments and any other assets and liabilities of Selling Fund to be transferred to Acquiring Fund pursuant to this Agreement. At the Exchange Date, subject only to the delivery of the Investments and any such other assets and liabilities as contemplated by this Agreement, Acquiring Fund will acquire the Investments and any such other assets and liabilities subject to no encumbrances, liens or security interests whatsoever and without any restrictions upon the transfer thereof (except as previously disclosed to Acquiring Fund by Selling Fund).

         (r) No registration under the 1933 Act of any of the Investments would be required if they were, as of the time of such transfer, the subject of a public distribution by either of Acquiring Fund or Selling Fund, except as previously disclosed to Acquiring Fund by Selling Fund.

                 VI. CONDITIONS TO ACQUIRING FUND'S OBLIGATIONS

     Section 6.1 Conditions. The obligations of Acquiring Fund hereunder are subject to the following conditions:

     (a) That this Agreement will have been adopted and the transactions contemplated hereby will have been approved by (i) the affirmative vote of the Trustees of Selling Trust (including a majority of those Trustees who are not "interested persons" of Selling Trust or Selling Fund, as defined in Section 2(a)(19) of the 1940 Act) as required by the Declaration of Trust and By-laws of Selling Trust, (ii) holders of a majority of the outstanding shares of Selling Fund, and (iii) the Trustees of Acquiring Fund (including a majority of those Trustees who are not "interested persons" of Acquiring Fund, as defined in
Section 2(a)(19) of the 1940 Act) as required by the Declaration of Trust and By-laws of Acquiring Fund.

         (b) That Selling Fund will have furnished to Acquiring Fund a statement of Selling Fund's net assets, with values determined as provided in Section 2.2 hereof, together with a list of Investments with their respective tax costs, all as of the Valuation Time, certified on Selling Fund's behalf by Selling Trust's President and/or Treasurer and a certificate of both such officers, dated the Exchange Date, to the effect that as of the Valuation Time and as of the Exchange Date there has been no material adverse change in the financial position of Selling Fund since April 30, 2008 other than changes in the Investments and other assets and properties since that date or changes in the market value of the Investments and other assets of Selling Fund or changes due to dividends paid or losses from operations.

         (c) That Selling Fund will have furnished to Acquiring Fund a statement, dated the Exchange Date, signed on behalf of Selling Trust by Selling Trust's President and/or Treasurer certifying that as of the Valuation Time and as of the Exchange Date all representations and warranties of Selling Trust, for itself and on behalf of Selling Fund, made in this Agreement are true and correct in all material respects as if made at and as of such dates, and that Selling Trust, for itself and on behalf of Selling Fund, has complied with all of the agreements and satisfied all of the conditions on its part to be performed or satisfied at or before each of such dates.

         (d) That Selling Fund will have delivered to Acquiring Fund an agreed upon procedures letter from Ernst & Young LLP dated the Exchange Date, setting forth findings of Ernst & Young LLP pursuant to its performance of the agreed upon procedures set forth therein relating to management's assertions that Selling Fund, (i) for the taxable period from October 31, 2007 to the Exchange Date, qualified as a regulated investment company under the Code, (ii) as of the Exchange Date, has no liability other than liabilities stated for federal or state income taxes and (iii) as of the Exchange Date, has no liability for federal excise tax purposes under section 4982 of the Code.

         (e) That Selling Fund will have delivered to Acquiring Fund a letter dated as of the effective date of the N-14 Registration Statement from Ernst & Young LLP in form and substance reasonably satisfactory to Acquiring Fund to the effect that on the basis of limited procedures as reasonably agreed to by Acquiring Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards):

         (1) The data used in the preparation of the relevant unaudited pro forma financial statements and relevant pro forma adjustments included in the N-14 Registration Statement agree, in all material respects, with the underlying accounting records of Selling Fund and Acquiring Fund, respectively, or with schedules prepared by officers of Selling Fund or Acquiring Fund having responsibility for financial and reporting matters;

         (2) The data used in the calculation of any expense ratios of Selling Fund appearing in the N-14 Registration Statement agree, in all material respects, with the underlying accounting records of Selling Fund, as appropriate, or with written estimates provided by officers of Selling Trust having responsibility for financial and reporting matters; and

         (3) The information relating to Selling Fund appearing in the N-14 Registration Statement that is expressed in dollars or percentages of dollars, if any, has been obtained from the accounting records of Selling Fund, or from schedules prepared by officers of Selling Trust having responsibility for financial and reporting matters, and such information is in agreement, in all material respects, with such records or schedules or with computations made therefrom.

         Acquiring Fund shall also have received a letter dated as of the Exchange Date stating that to Ernst & Young LLP's knowledge the letter dated as of the Effective Date of the N-14 Registration Statement (the "Prior Letter") is true and correct, and no changes to the Prior Letter are necessary.

     (f) That there will not be any material litigation pending with respect to the matters contemplated by this Agreement.

     (g) That Acquiring Fund will have received an opinion of counsel to Selling Trust dated the Exchange Date, in form satisfactory to Acquiring Fund, to the effect that (i) Selling Trust is a business trust duly established and validly existing under the laws of The Commonwealth of Massachusetts, and, to the knowledge of such counsel, neither Selling Trust nor Selling Fund is required to qualify to do business as a foreign association in any jurisdiction except as may be required by state securities or blue sky laws, (ii) this Agreement has been duly authorized, executed, and delivered by Selling Trust, on behalf of Selling Fund, and, assuming that the Registration Statement, the Prospectus and the Proxy Statement comply with the 1933 Act, the 1934 Act and the 1940 Act and assuming due authorization, execution and delivery of this Agreement by Acquiring Fund, is a valid and binding obligation of Selling Trust, on behalf of Selling Fund, (iii) Selling Trust, on behalf of Selling Fund, has the power to sell, assign, convey, transfer and deliver the assets contemplated hereby and, upon consummation of the transactions contemplated hereby in accordance with the terms of this Agreement, Selling Trust, on behalf of Selling Fund, will have duly sold, assigned, conveyed, transferred and delivered such assets to Acquiring Fund, (iv) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, violate Selling Trust's Agreement and Declaration of Trust, as amended, or By-laws or any provision of any agreement known to such counsel to which Selling Trust, on behalf of Selling Fund, or Selling Fund is a party or by which either is bound,
(v) no consent, approval, authorization or order of any court or governmental authority is required for the consummation by Selling Trust, on behalf of Selling Fund, of the transactions contemplated hereby, except such as have been obtained under the 1933 Act, the 1934 Act, and the 1940 Act and such as may be required under state securities or blue sky laws, and (vi) such other matters as Acquiring Fund may reasonably deem necessary or desirable.

         (h) That Acquiring Fund will have received an opinion of counsel to Selling Trust dated the Exchange Date (which opinion would be based upon certain factual representations, including without limitation representations of Acquiring Fund contained herein or in an appropriate certificate of Acquiring Fund delivered in connection with such opinion, and subject to certain qualifications), reasonably satisfactory in form and substance to Acquiring Fund, to the effect that, on the basis of the existing provisions of the Code, current administrative rules and court decisions, generally for federal income tax purposes: (i) the acquisition by Acquiring Fund of substantially all of the assets of Selling Fund solely in exchange for Exchange Shares and the assumption by Acquiring Fund of the Stated Liabilities of Selling Fund followed by the distribution by Selling Fund to its shareholders of Exchange Shares in complete liquidation of Selling Fund, all pursuant to the plan of reorganization, constitutes a reorganization within the meaning of Section 368(a) of the Code and Selling Fund and Acquiring Fund will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code, (ii) no gain or loss will be recognized by Acquiring Fund or its shareholders upon receipt of the Investments transferred to Acquiring Fund pursuant to this Agreement in exchange for the Exchange Shares, (iii) the basis to Acquiring Fund of the Investments will be the same as the basis of the Investments in the hands of Selling Fund immediately prior to such exchange, (iv) Acquiring Fund's holding periods with respect to the Investments will include the respective periods for which the Investments were held by Selling Fund and (v) Acquiring Fund will succeed to and take into account the items of Selling Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and regulations thereunder; however, counsel to the Selling Fund will express no view with respect to the effect of the reorganization on any transferred asset as to which any unrealized gain or loss is required to be recognized at the end of a taxable year (or on the termination or transfer thereof) under federal income tax principles without reference to whether such a termination or transfer would otherwise be a taxable transaction.

         (i) That the assets of Selling Fund to be acquired by Acquiring Fund will include no assets which Acquiring Fund, by reason of charter limitations or of investment restrictions disclosed in the Registration Statement in effect on the Exchange Date, may not properly acquire.

         (j) That the Registration Statement will have become effective under the 1933 Act as to Acquiring Fund's shares, and no stop order suspending such effectiveness of the N-1A or N-14 Registration Statements will have been instituted or, to the knowledge of Acquiring Fund, threatened by the Commission.

         (k) That all proceedings taken by Selling Trust and Selling Fund in connection with the transactions contemplated by this Agreement and all documents incidental thereto will be satisfactory in form and substance to Acquiring Fund and its counsel.

         (l) Except to the extent prohibited by Rule 19b-1 under the 1940 Act, before the Exchange Date, Selling Fund will have declared a dividend or dividends which, together with all previous such dividends, will have the effect of distributing to the shareholders of Selling Fund (i) all of the excess of (X) Selling Fund's investment income excludable from gross income under Section 103 of the Code over (Y) Selling Fund's deductions disallowed under Sections 265 and 171 of the Code, (ii) all of Selling Fund's investment company taxable income (as defined in Section 852 of the Code) for its taxable years ending on or after October 31, 2007 and on or prior to the Exchange Date (computed in each case without regard to any deduction for dividends paid), and (iii) all of its net capital gain realized after reduction by any capital loss carryover in each of its taxable years ending on or after October 31, 2007 and on or prior to the Exchange Date.

         (m) That Selling Fund's custodian will have delivered to Acquiring Fund a certificate identifying all of the assets of Selling Fund held by such custodian as of the Valuation Time.

         (n) That Selling Fund's transfer agent will have provided to Acquiring Fund (i) the originals or true copies of all of the records of Selling Fund in the possession of such transfer agent as of the Exchange Date, (ii) a certificate setting forth the number of shares of Selling Fund outstanding as of the Valuation Time and (iii) the name and address of each holder of record of any such shares and the number of shares held of record by each such shareholder.

         (o) That all of the issued and outstanding shares of beneficial interest of Selling Fund will have been offered for sale by Selling Fund and sold in conformity with all applicable state securities or blue sky laws and, to the extent that any audit of the records of Selling Fund or its transfer agent by Acquiring Fund or its agents will have revealed otherwise, either (i) Selling Fund will have taken all actions that in the opinion of Acquiring Fund or its counsel are necessary to remedy any prior failure on the part of Selling Fund to have offered for sale and sold such shares in conformity with such laws or (ii) Selling Fund will have furnished (or caused to be furnished) surety, or deposited (or caused to be deposited) assets in escrow, for the benefit of Acquiring Fund in amounts sufficient and upon terms satisfactory, in the opinion of Acquiring Fund or its counsel, to indemnify Acquiring Fund against any expense, loss, claim, damage or liability whatsoever that may be asserted or threatened by reason of such failure on the part of Selling Fund to have offered and sold such shares in conformity with such laws.

         (p) That Selling Fund will have delivered to Acquiring Fund a statement of (1) the assets of Selling Fund, as of the business day immediately preceding the Exchange Date, showing the tax basis for federal income tax purposes by lot and the holding period of such assets and (2) the capital loss carry forwards for Selling Fund for federal income tax purposes and the taxable year(s) of Selling Fund in which such capital losses were realized.

         (q) That Acquiring Fund will have received from Ernst & Young LLP an agreed upon procedures letter addressed to Acquiring Fund dated as of the Exchange Date satisfactory in form and substance to Acquiring Fund setting forth the findings of Ernst & Young LLP pursuant to its performance of the agreed upon procedures set forth therein relating to management's assertion that as of the Valuation Time the value of the assets of Selling Fund to be exchanged for the Exchange Shares has been determined in accordance with the provisions of Section
2.2 hereof.

         (r) That Selling Trust, on behalf of Selling Fund, will have executed and delivered to Acquiring Fund an instrument of transfer dated as of the Exchange Date pursuant to which Selling Trust, on behalf of Selling Fund, will assign, transfer and convey all of the assets and other property to Acquiring Fund at the Valuation Time in connection with the transactions contemplated by this Agreement.

                 VII. CONDITIONS TO SELLING TRUST'S OBLIGATIONS

     7.1 Conditions. The obligations of Selling Trust, on behalf of Selling Fund, hereunder will be subject to the following conditions:

         (a) That this Agreement will have been adopted and the transactions contemplated hereby will have been approved by (i) the affirmative vote of the Trustees of Selling Trust (including a majority of those Trustees who are not "interested persons" of Selling Trust or Selling Fund, as defined in Section 2(a)(19) of the 1940 Act) as required by the Declaration of Trust and By-laws of Selling Trust, (ii) holders of a majority of the outstanding shares of Selling Fund, and (iii) the Trustees of Acquiring Fund (including a majority of those Trustees who are not "interested persons" of Acquiring Fund, as defined in
Section 2(a)(19) of the 1940 Act) as required by the Declaration of Trust and By-laws of Acquiring Fund.

         (b) That Acquiring Fund will have furnished to Selling Fund a statement of Acquiring Fund's net assets, together with a list of portfolio holdings with values determined as provided in Section 2.2 hereof, all as of the Valuation Time, certified on behalf of Acquiring Fund by Acquiring Fund's President and/or Treasurer and a certificate of both such officers, dated the Exchange Date, to the effect that as of the Valuation Time and as of the Exchange Date there has been no material adverse change in the financial position of Acquiring Fund since June 30, 2007, other than changes in its portfolio securities since that date, changes due to net sales or net redemptions, changes in the market value of its portfolio securities or changes due to dividends paid or losses from operations.

         (c) That Acquiring Fund will have executed and delivered to Selling Fund an Assumption of Liabilities dated as of the Exchange Date pursuant to which Acquiring Fund will assume all of the Stated Liabilities of Selling Fund existing at the Valuation Time in connection with the transactions contemplated by this Agreement.

         (d) That Acquiring Fund will have furnished to Selling Fund a statement, dated the Exchange Date, signed on behalf of Acquiring Fund by Acquiring Fund's President and/or Treasurer, certifying that as of the Valuation Time and as of the Exchange Date all representations and warranties of Acquiring Fund made in this Agreement are true and correct in all material respects as if made at and as of such dates, and that Acquiring Fund has complied with all of the agreements and satisfied all of the conditions on its part to be performed or satisfied at or prior to each of such dates.

         (e) That there will not be any material litigation pending or threatened with respect to the matters contemplated by this Agreement.

         (f) That Selling Fund will have received an opinion of counsel to Acquiring Fund, in form satisfactory to Selling Fund and dated the Exchange Date, to the effect that (i) Acquiring Fund is a business trust duly established and validly existing in conformity with the laws of The Commonwealth of Massachusetts and, to the knowledge of such counsel, is not required to qualify to do business as a foreign association in any jurisdiction except as may be required by state securities or blue sky laws, (ii) this Agreement has been duly authorized, executed and delivered by Acquiring Fund and, assuming that the Prospectus, the Registration Statement and the Proxy Statements comply with the 1933 Act, the 1934 Act and the 1940 Act and assuming due authorization, execution and delivery of this Agreement by Selling Trust, on behalf of Selling Fund, is a valid and binding obligation of Acquiring Fund, (iii) the Exchange Shares to be delivered to Selling Fund as provided for by this Agreement are duly authorized and upon such delivery will be validly issued and will be fully paid and nonassessable (except as set forth in the Registration Statement) by Acquiring Fund and no shareholder of Acquiring Fund has any preemptive right to subscription or purchase in respect thereof, (iv) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, violate Acquiring Fund's Agreement and Declaration of Trust, as amended, or By-laws, or any provision of any agreement known to such counsel to which Acquiring Fund is a party or by which it is bound, it being understood that with respect to investment restrictions as contained in Acquiring Fund's Agreement and Declaration of Trust, as amended, By-laws or the Registration Statement, such counsel may rely upon a certificate of an officer of Acquiring Fund whose responsibility it is to advise Acquiring Fund with respect to such matters, (v) no consent, approval, authorization or order of any court or governmental authority is required for the consummation by Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required under state securities or blue sky laws and (vi) the Registration Statement has become effective under the 1933 Act, and, to the best of the knowledge of such counsel, no stop order suspending the effectiveness of the Registration Statement has been issued and no proceedings for that purpose have been instituted or are pending or contemplated under the 1933 Act.

         (g) That all proceedings taken by or on behalf of Acquiring Fund in connection with the transactions contemplated by this Agreement and all documents incidental thereto will be satisfactory in form and substance to Selling Trust and its counsel.

         (h) That the Registration Statement will have become effective under the 1933 Act and no stop order suspending such effectiveness will have been instituted or, to the knowledge of Acquiring Fund, threatened by the Commission.

          (i) That Acquiring Fund will have delivered to Selling Fund a statement certifying as to such factual matters concerning Acquiring Fund as are reasonably necessary for counsel to Selling Fund to deliver the opinion referred to in subsection 6.1(h).

                   VIII. MEETING OF SHAREHOLDERS; DISSOLUTION

         8.1 Meeting of Shareholders of Selling Fund. Selling Trust, on behalf of Selling Fund, agrees to hold a meeting of Selling Fund's shareholders as soon as is practicable after the effective date of the Registration Statement for, among other things, the purpose of considering the matters contemplated by this Agreement.

         8.2 Dissolution. Selling Trust agrees that the liquidation and dissolution of Selling Fund will be effected in the manner provided in its Agreement and Declaration of Trust, as amended, in accordance with applicable law and that on and after the Exchange Date, Selling Fund will not conduct any business except in connection with its liquidation and dissolution.

                              IX. FEES AND EXPENSES

         9.1      Payment of Fees and Expenses.

         (a) All fees and expenses, including legal and accounting expenses, proxy materials and proxy solicitation with respect to Selling Fund, the costs of liquidating before the Exchange Date portfolio securities of Selling Fund to the extent required under Section 3(b) hereof, portfolio transfer taxes (if any) or other similar expenses incurred in connection with the consummation by Selling Fund and Acquiring Fund of the transactions contemplated by this Agreement (together with the SEC registration fee specified below, "Expenses") will be borne by Selling Fund, except that Aquila Investment Management LLC shall contribute up to $20,000 for the fees of counsel to Selling Fund and Selling Fund's independent accountants for legal and accounting expenses, and for printing and postage in connection with the mailing of the Registration Statement; provided, however, that such Expenses will in any event be paid by the party directly incurring such Expenses if and to the extent that the payment by the other party of such Expenses would result in the disqualification of Acquiring Fund or Selling Fund, as the case may be, as a "regulated investment company" within the meaning of Section 851 of the Code.

         (b) In the event the transactions contemplated by this Agreement are not consummated for any reason, then each of Acquiring Fund and Selling Fund will bear all of its own expenses incurred in connection with such transactions.

         (c) Notwithstanding any other provisions of this Agreement, if for any reason the transactions contemplated by this Agreement are not consummated, no party will be liable to the other party for any damages resulting therefrom, including without limitation consequential damages, except as specifically set forth above.

                                   X. BROKERS

         10.1 Brokers. Each of Selling Trust, on behalf of Selling Fund, and Acquiring Fund represents that there is no person who has dealt with it who by reason of such dealings is entitled to any broker's or finder's or other similar fee or commission arising out of the transactions contemplated by this Agreement.

                                 XI. TERMINATION

         11.1 Termination. Selling Trust and Acquiring Fund may, by mutual consent of their Trustees, terminate this Agreement, and Selling Trust or Acquiring Fund, after consultation with counsel and by consent of their Trustees or an officer authorized by such Trustees, may waive any condition to their respective obligations hereunder. If the transactions contemplated by this Agreement have not been substantially completed by October 15, 2008 this Agreement will automatically terminate on that date unless a later date is agreed to by Selling Trust, on behalf of Selling Fund, and Acquiring Fund.

                               XII. MISCELLANEOUS

         12.1 Covenants, etc. Deemed Material. All covenants, agreements, representations and warranties made under this Agreement and any certificates delivered pursuant to this Agreement will be deemed to have been material and relied upon by each of the parties, notwithstanding any investigation made by them or on their behalf.

         12.2 Sole Agreement; Amendments. This Agreement supersedes all previous correspondence and oral communications between the parties regarding the subject matter hereof, constitutes the only understanding with respect to such subject matter, may not be changed except by a letter of agreement signed by each party hereto and will be construed in accordance with and governed by the laws of The Commonwealth of Massachusetts without giving effect to the conflicts of laws provisions thereof.

         12.3 Agreement and Declaration of Trust. Copies of the Agreements and Declarations of Trust, as amended, of Selling Trust and Acquiring Fund are on file with the Secretary of The Commonwealth of Massachusetts, and notice is hereby given that this instrument is executed on behalf of the Trustees of each of Selling Trust and Acquiring Fund, respectively, as Trustees and not individually and that the obligations of this instrument are not binding upon any of the Trustees or officers of Selling Trust, the shareholders of Selling Fund, or the Trustees, officers or shareholders of Acquiring Fund individually but are binding only upon the assets and property of Selling Fund and Acquiring Fund, respectively.

         12.4 Execution in Counterparts. This Agreement may be executed in any number of counterparts, each of which, when executed and delivered, will be deemed to be an original.

[Signatures Appear on Following Page]

         IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.

                                   NARRAGANSETT INSURED TAX-FREE INCOME FUND


                                   By: /s/ Diana P. Herrmann
                                       ----------------------
                                   Name: Diana P. Herrmann
                                   Title:  President


                                   VLC TRUST, for itself and on behalf of
                                     Ocean State Tax Exempt Fund


                                   By:  /s/ Alfred B. Van Liew
                                        ----------------------
                                   Name: Alfred B. Van Liew
                                   Title:  President

                                   Appendix A
                               Material Contracts


Investment Advisory Agreement dated March of 1988 between Van Liew Capital Inc., as adviser, and the Selling Fund.

Distribution Agreement dated May 31, 1990 between Van Liew Securities Inc., as distributer, and the Selling Fund, with respect to the Selling Fund's Class A shares.

Distribution Agreement dated February 10, 2000 between Van Liew Securities Inc., as distributer, and the Selling Fund, with respect to the Selling Fund's Class I shares.

Transfer Agency Agreement between the Selling Fund and Provident Financial Processing Corporation dated July 1, 2005.

Custodian Agreement between the Selling Fund and Provident National Bank dated November 19, 1986, as assigned to PFPC Trust Company on December 31, 1998.

PROXY TABULATOR
P.O. BOX 9112
FARMINGDALE, NY 11735



To vote by Internet

1) Read the Proxy Statement and have the proxy card below at hand.
2) Go to website www.proxyvote.com
3) Follow the instructions provided on the website.

To vote by Telephone

1) Read the Proxy Statement and have the proxy card below at hand.
2) Call 1-800-690-6903
3) Follow the instructions.

To vote by Mail

1) Read the Proxy Statement.
2) Check the appropriate boxes on the proxy card below.
3) Sign and date the proxy card.
4) Return the proxy card in the envelope provided.


TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:

                                            KEEP THIS PORTION FOR YOUR RECORDS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
                                            DETACH AND RETURN THIS PORTION ONLY

              THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.


OCEAN STATE TAX-EXEMPT FUND


1) To approve an Agreement and Plan of Reorganization providing for the exchange of the assets and certain stated liabilities of the Fund for Class A Shares of Narragansett Insured Tax-Free Income Fund (the "Narragansett Fund") and the receipt by the shareholders of the Fund of Class A Shares of the Narragansett Fund, in exchange for their shares and in liquidation of the Fund;

  For   Against  Abstain
   --      --      --
  [--]    [--]    [--]


2) In their discretion, upon such other matters as may properly come before the meeting.


THIS PROXY, WHEN PROPERLY EXECUTED, WILL BE VOTED IN THE MANNER DIRECTED HEREIN BY THE UNDERSIGNED SHAREHOLDER. IF NO DIRECTION IS MADE, THIS PROXY WILL BE VOTED FOR PROPOSAL 1.

PLEASE DATE, SIGN AND RETURN THIS PROXY


(Sign exactly as your name appears hereon. When signing as attorney, executor, administrator, trustee, guardian or in a corporate capacity, please give full title as such. In case of joint tenants or multiple owners, each party must sign.)

----------------------------------   ----   -----------------------------   ----
Signature [PLEASE SIGN WITHIN BOX]   Date   Signature (Joint Owners)        Date



OCEAN STATE TAX-EXEMPT FUND
A Series of VLC Trust
Special Meeting of Shareholders -- September 29, 2008

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES OF THE FUND

The undersigned, whose signature appears on the reverse side, hereby appoints Alfred B. Van Liew and Kevin Oates, and each of them (with the full power of substitution and with all the powers the undersigned would possess if personally present), proxies for the undersigned to represent and to vote the shares held of record on August 4, 2008 of the undersigned in Ocean State Tax-Exempt Fund, a Series of VLC Trust (the "Fund"), at the special meeting of shareholders to be held September 29, 2008, at the offices of the Fund, One Regency Plaza, Providence, Rhode Island 02903, and at any adjournments thereof, as directed on the reverse side.

                       STATEMENT OF ADDITIONAL INFORMATION


                                 August 22, 2008


                                 Asset Transfer

                                       by

                           OCEAN STATE TAX-EXEMPT FUND
                             (a series of VLC Trust)

                                One Regency Plaza
                         Providence, Rhode Island 02903
                                 1-800-300-1116
                                 1-401-421-1411
                                       to

                    NARRAGANSETT INSURED TAX-FREE INCOME FUND
                         380 Madison Avenue, Suite 2300
                            New York, New York 10017
                                 1-800-437-1020
                                 1-212-697-6666



         This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the Prospectus/Proxy Statement dated August 22, 2008, relating specifically to the proposed exchange (the "Asset Transfer") by Ocean State Tax-Exempt Fund, a series of VLC Trust (the "Fund"), of its assets and certain stated liabilities for Class A Shares of Narragansett Insured Tax-Free Income Fund (the "Narragansett Fund"). This Statement of Additional Information consists of this cover page, the accompanying pro forma financial statements and related notes, and the following documents, each of which was filed electronically with the Securities and Exchange Commission and is incorporated by reference herein:


         1. The Narragansett Fund's Statement of Additional Information dated October 24, 2007.

         2. The financial statements contained in Narragansett Fund's Annual Report for the fiscal year ended June 30, 2007.

         3. The financial statements contained in Narragansett Fund's Semi-Annual Report for the six month period ended December 31, 2007.

         4.       The Fund's Statement of Additional Information dated March 1,
                  2008.

         5. The financial statements contained in the Fund's Annual Report for the fiscal year ended October 31, 2007.

         6. The financial statements contained in the Fund's Semi-Annual Report for the six month period ended April 30, 2008.


         The Prospectus/Proxy Statement dated August 22, 2008 may be obtained by writing the Narragansett Fund at 380 Madison Avenue, Suite 2300, New York, New York 10017.



                       DOCUMENTS INCORPORATED BY REFERENCE

         The Narragansett Fund's Statement of Additional Information dated October 24, 2007 is incorporated herein by reference to the Narragansett Fund's Post Effective Amendment No. 19 to its Registration Statement on Form N-1A, filed October 17, 2007 (File No. 811-06707). The financial statements of the Narragansett Fund are incorporated herein by reference to its Annual Report dated June 30, 2007, filed September 7, 2007.

         The Fund's Statement of Additional Information dated March 1, 2008 is incorporated herein by reference to the Fund's Post Effective Amendment No. 27 to its Registration Statement on Form N-1A, filed February 28, 2008 (File No. 811-04788). The financial statements of the Fund are incorporated herein by reference to its Annual Report dated October 31, 2007, filed January 7, 2008.

    The pro forma financial statements below are furnished as part of the Statement of Additional Information which supplements the Prospectus/Proxy Statement dated August 22, 2008. The pro forma financial statements are being provided to shareholders of the Fund in connection with the Special Meeting of the Shareholders of the Fund to be held on September 29, 2008 to seek shareholder approval of the transfer of the assets and certain stated liabilities of the Fund in exchange for Class A Shares of the Narragansett Fund. The pro forma schedule of investments and statement of assets and liabilities, both at December 31, 2007, are presented as if the asset transfer had occurred on that date. The pro forma statement of operations is presented as of June 30, 2007, as if the asset transfer had occurred on that date.



Narragansett Insured Tax-Free Income Fund
 Pro Forma
 Schedule of Investments
December 31, 2007
 (unaudited)

-------------------------------------- ----------------------- --------------------------------------------------------------

                                                                                  % of                                 Combined
                                                                                  Pro Forma                            Value
Narragansett     Ocean      Narragansett                                          Combined   Narragansett   Ocean
    Insured      State        Insured                                             Net Assets    Insured     State
   Tax-Free      Tax-Exempt  Tax-Free                                                          Tax-Free    Tax-Exempt
    Income       Fund         Income                                                             Income      Fund
     Fund                   Pro Forma                                                           Fund        Market
                            Combined                                                            Market      Value
                                                                                                Value


                Principal
                 Amount                  General Obligation Bonds                   41.1%
                                                                                         ---------------------------------------
---------- --------- ------------ --------------------------------------------

                                   Barrington, Rhode Island School
                                   District


            $ 500,000(a)$ 500,000  5.000%, 10/01/14                                                         $ 522,215    $ 522,215


                                   Coventry, Rhode Island

 $550,000                 550,000  5.000%, 11/01/16 AMBAC Insured                            $ 580,641                     580,641

  550,000                 550,000  5.000%, 11/01/17 AMBAC Insured                              576,824                     576,824

                                    Cranston, Rhode Island
                                   5.450%, 11/15/11 FGIC Insured
  500,000                 500,000                                                              526,850                     526,850
1,000,000               1,000,000  4.250%, 04/01/18 MBIA Insured                             1,015,950                   1,015,950
1,000,000               1,000,000  4.250%, 04/01/19 MBIA Insured                             1,011,740                   1,011,740
1,000,000               1,000,000  4.300%, 04/01/20 MBIA Insured                             1,011,020                   1,011,020
                                   5.000%, 2/15/22 FSA Insured
              250,000     250,000                                                                             263,015      263,015
                                   5.000%, 2/15/24 FSA Insured
              250,000     250,000                                                                             261,360      261,360
1,500,000               1,500,000  4.500%, 04/01/26 MBIA Insured                             1,496,205                   1,496,205

                                    Cumberland, Rhode Island

  250,000                 250,000   4.000%, 02/01/14 FGIC Insured                             255,645                      255,645

  250,000                 250,000   4.000%, 02/01/15 FGIC Insured                             254,595                      254,595


  500,000(b)              500,000   5.000%, 08/01/15 MBIA Insured                             513,905                      513,905


  250,000                 250,000   4.000%, 02/01/16 FGIC Insured                             253,320                      253,320

  250,000                 250,000   4.100%, 02/01/17 FGIC Insured                             253,310                      253,310

  250,000                 250,000   4.150%, 02/01/18 FGIC Insured                              253,075                     253,075
1,255,000               1,255,000   5.000%, 10/01/18 MBIA Insured                            1,306,104                   1,306,104
1,040,000               1,040,000   5.200%, 10/01/21 MBIA Insured                            1,088,058                   1,088,058

                                   Lincoln, Rhode Island
2,000,000               2,000,000  4.500%, 08/01/26 MBIA Insured                             1,994,940                   1,994,940

                                   Middletown, Rhode Island


              225,000(a)  225,000  4.000%, 7/15/12                                                            230,909      230,909


                                   New Shoreham, Rhode Island

  245,000                 245,000  4.000%, 11/15/15 AMBAC Insured                              249,768                     249,768

  255,000                 255,000  4.250%, 11/15/16 AMBAC Insured                              261,638                     261,638

  270,000                 270,000  4.250%, 11/15/17 AMBAC Insured                              275,821                     275,821

  910,000                 910,000  4.800%, 04/15/18 AMBAC Insured                              944,498                     944,498

  285,000                 285,000  4.500%, 11/15/18 AMBAC Insured                              294,029                     294,029
1,105,000               1,105,000  5.000%, 04/15/22 AMBAC Insured                            1,156,427                   1,156,427

                                    Newport, Rhode Island
1,000,000               1,000,000   4.500%, 11/01/15 AMBAC Insured                           1,040,210                   1,040,210
1,000,000               1,000,000   4.750%, 11/01/18 AMBAC Insured                           1,040,320                   1,040,320

  800,000                 800,000   5.000%, 11/01/20 AMBAC Insured                             838,136                     838,136

                                    North Kingstown, Rhode Island

  500,000                 500,000   3.750%, 10/01/12 FGIC Insured                              508,025                     508,025

              200,000     200,000   5.700%, 10/01/18 FGIC Insured                                             210,950      210,950

                               North Providence, Rhode Island

  500,000                 500,000   4.700%, 09/15/14 FSA Insured                               521,320                     521,320

  500,000                 500,000   3.650%, 10/15/14 FSA Insured                               504,920                     504,920

  500,000                 500,000   3.750%, 10/15/15 FSA Insured                               504,120                     504,120

              250,000     250,000   4.000%, 10/15/17 FSA Insured                                              252,950      252,950

                                    Pawtucket, Rhode Island

  600,000                 600,000   4.300%, 09/15/09 AMBAC Insured                             612,090                     612,090

  250,000                 250,000   4.400%, 09/15/10 AMBAC Insured                             258,140                     258,140

  910,000                 910,000   4.000%, 04/15/14 AMBAC Insured                             927,545                     927,545

                                    Providence, Rhode Island

  700,000                 700,000   5.500%, 01/15/11 FSA Insured                               704,858                     704,858

              500,000     500,000   5.000%, 7/15/14 FSA Insured                                               544,965      544,965
1,000,000               1,000,000   5.000%, 01/15/16 FGIC Insured                            1,061,860                   1,061,860
1,000,000               1,000,000   5.000%, 01/15/17 FGIC Insured                            1,061,860                   1,061,860
1,000,000               1,000,000   5.000%, 01/15/18 FGIC Insured                            1,061,860                   1,061,860


                                    Rhode Island Consolidated
                                    Capital
                                    Development Loan
1,000,000(b)            1,000,000   5.125%, 07/15/11 FGIC Insured                            1,019,760                   1,019,760


              250,000     250,000   5.000%, 09/01/15 FGIC Insured                                             255,843      255,843

              250,000     250,000   5.000%, 09/01/16 FGIC Insured                                             255,843      255,843
1,000,000               1,000,000   5.000%, 09/01/14 Series A FGIC
                                     Insured                                                 1,023,370                   1,023,370
            1,000,000   1,000,000   5.500%, 09/01/16 Series A FGIC Insured                                  1,049,790    1,049,790
1,500,000               1,500,000   5.000%, 09/01/15 FGIC Insured                            1,535,055                   1,535,055
1,500,000               1,500,000   4.750%, 09/01/17 Series A FGIC Insured                   1,532,625                   1,532,625

                                    South Kingstown, Rhode Island

  500,000                 500,000   5.500%, 06/15/12 FGIC Insured                              532,945                     532,945

                                    State of Rhode Island, Kent County
                                    Courthouse

              250,000     250,000   5.000%, 10/01/22 MBIA Insured                                             261,770      261,770

                                    State of Rhode Island
1,000,000               1,000,000  5.250%, 11/01/11 Series C MBIA Insured                    1,069,860                   1,069,860
2,000,000               2,000,000  5.000%, 08/01/12 Series B MBIA Insured                    2,137,100                   2,137,100
1,000,000               1,000,000  5.000%, 06/01/14 Series B FGIC Insured                    1,050,070                   1,050,070
4,000,000               4,000,000  5.000%, 08/01/14 FGIC Insured                             4,209,480                   4,209,480
2,000,000               2,000,000  5.000%, 08/01/15 Series B FGIC Insured                    2,095,820                   2,095,820
2,000,000               2,000,000  4.500%, 02/01/17 MBIA Insured                             2,064,300                   2,064,300
2,000,000               2,000,000  5.250%, 11/01/17 FGIC Insured                             2,178,140                   2,178,140

2,500,000     500,000   3,000,000  5.000%, 09/01/18 MBIA Insured                             2,632,000        526,220    3,158,220
2,000,000               2,000,000  5.000%, 09/01/19 MBIA Insured                             2,102,580                   2,102,580
1,500,000               1,500,000  5.000%, 09/01/20 MBIA Insured                             1,573,245                   1,573,245

                                     Warwick, Rhode Island

              250,000     250,000   4.000%, 07/15/11 FSA Insured                                              256,288      256,288

              250,000     250,000   4.125, 08/01/13 FSA Insured                                               257,338      257,338

  665,000                 665,000   4.250%, 07/15/14 AMBAC Insured                             685,442                     685,442


  195,000(b)              195,000   5.600%, 08/01/14 FSA Insured                               199,286                     199,286


  700,000                 700,000   4.375%, 07/15/15 AMBAC Insured                             722,190                     722,190


  770,000                 770,000   4.600%, 07/15/17 AMBAC Insured                             795,087                     795,087
1,000,000(b)            1,000,000   5.000%, 03/01/18 FGIC Insured                            1,022,240                   1,022,240


  905,000                 905,000   4.250%, 01/15/18 XLCA Insured                              922,267                     922,267

  810,000                 810,000   4.700%, 07/15/18 AMBAC Insured                             838,366                     838,366
1,000,000               1,000,000   5.000%, 01/15/19 FGIC Insured                            1,045,000                   1,045,000

  855,000                 855,000   4.750%, 07/15/19 AMBAC Insured                             883,831                     883,831

  500,000                 500,000   5.000%, 01/15/20 FGIC Insured                              522,355                     522,355

                                    West Warwick, Rhode Island

  500,000                 500,000   4.875%, 03/01/16 AMBAC Insured                             522,230                     522,230

  670,000                 670,000   5.000%, 03/01/17 AMBAC Insured                             702,991                     702,991

  700,000                 700,000   5.050%, 03/01/18 AMBAC Insured                             736,631                     736,631

  735,000                 735,000   5.100%, 03/01/19 AMBAC Insured                             773,418                     773,418


              500,000(a)  500,000   5.000%, 10/15/25                                                          511,310      511,310


                                   Westerly, Rhode Island
                                   4.000%, 07/01/17 MBIA Insured
  900,000                 900,000                                                              912,960                     912,960
                                   4.000%, 07/01/18 MBIA Insured
  900,000                 900,000                                                              908,397                     908,397

                                   Woonsocket, Rhode Island
                                   4.450%, 12/15/12 FGIC Insured
  655,000                 655,000                                                              673,753                     673,753
                                   4.550%, 12/15/13 FGIC Insured
  685,000                 685,000                                                              705,146                     705,146
                                                                                            --------------------------------------

                                       Total General Obligation Bonds                       66,547,567      5,660,766   72,208,333
                                                                                            --------------------------------------

                                    Revenue Bonds                                   57.3%
                                   ----------------------------------------

                                    Development Revenue Bonds                       10.4%
                                   ----------------------------------------

                                    Providence Rhode Island Redevelopment
                                      Agency
                                    Revenue Refunding Public Safety
                                     Building Project

              500,000     500,000   5.250%, 02/01/10 AMBAC Insured                                            505,735      505,735
1,925,000               1,925,000   5.200%, 04/01/11 AMBAC Insured
                                    (pre-refunded)                                           2,027,622                   2,027,622

              500,000     500,000   5.300%, 04/01/12 AMBAC Insured                                            527,730      527,730


              200,000(a)  200,000   4.250%, 9/01/13 Radian Insured                                            201,694      201,694


                                   Rhode Island Convention Center
                                     Authority
                                   Revenue
                                   Refunding

  925,000                 925,000   5.000%, 05/15/10 Series 1993
                                     B MBIA Insured                                            963,221                     963,221

                                   Rhode Island Public Building
                                    Authority State
                                    Public Projects
1,000,000               1,000,000   5.250%, 02/01/09 Series 1998 A AMBAC
                                     Insured                                                 1,011,580                   1,011,580

                                   Rhode Island State Economic Development
                                    Corp.,
                                     Airport Revenue


1,000,000(b)  450,000(b)1,450,000   5.000%, 07/01/18 Series B FSA Insured                    1,015,450        456,930    1,472,380

              500,000(b)  500,000   5.250%, 7/01/12 FSA Insured                                               509,265      509,265

              395,000(b)  395,000   5.250%, 7/01/13 FSA Insured                                               402,201      402,201

              545,000(b)  545,000   5.250%, 7/01/14 FSA Insured                                               554,859      554,859

                                   Rhode Island State Economic Development Corp.,
                                     Airport Revenue Refunding
1,670,000               1,670,000   5.000%, 07/01/13  Series C MBIA Insured                  1,782,124                   1,782,124

                                   Rhode Island State Economic Development Corp.,
                                    Department of Transportation


              395,000(a)  395,000  5.000%, 06/15/10                                                           411,791      411,791


                                   Rhode Island State Economic Development Corp.,
                                    Motor Fuel Tax Revenue (Rhode Island
                                   Department of Transportation)

              500,000     500,000  3.750%, 06/15/13 AMBAC Insured                                             508,380      508,380
1,000,000               1,000,000  4.000%, 06/15/15 Series A AMBAC Insured                   1,019,110                   1,019,110
1,000,000               1,000,000  4.000%, 06/15/18 Series 2006A AMBAC Insured               1,005,690                   1,005,690

                                    Rhode Island State Economic Development
                                     Corp., (Rhode Island Airport Corp. Intermodal
                                   Facility Project)
1,000,000               1,000,000  4.250%, 07/01/17 CIFG Assurance North America,
                                     Inc. Insured                                            1,012,090                   1,012,090

                                    Rhode Island State Economic Development Corp.,
                                    University of Rhode Island

  750,000                 750,000   4.800%, 11/01/11 Series 1999 FSA Insured                   776,123                     776,123

  750,000                 750,000   4.900%, 11/01/12 Series 1999 FSA Insured                   777,300                     777,300

  750,000                 750,000   4.900%, 11/01/13 Series 1999 FSA Insured                   777,300                     777,300

  750,000                 750,000   5.000%, 11/01/14 Series 1999 FSA Insured                   779,295                     779,295

                                    Rhode Island State Economic Development Corp.,
                                     Providence Place Mall


              900,000(b)  900,000  6.125%, 7/01/00 AMBAC Insured                                              963,027      963,027



                                    Rhode Island State Lease Participation
                                     Certificates, Shepards Building


              300,000(b)  300,000   5.125%, 6/01/12 AMBAC Insured                                             303,195      303,195
                                                                                           ---------------------------------------


                                    Total Development Revenue Bonds                         12,946,905      5,344,807   18,291,712
                                                                                            --------------------------------------

                                    Higher Education and Hospital Revenue Bonds     30.6%
                                   ----------------------------------------------

                                    Providence, Rhode Island Public Building
                                    Authority, School Projects

              150,000     150,000   5.500%, 12/15/13 MBIA Insured                                             151,788      151,788

  500,000                 500,000   5.500%, 12/15/14 Series 1996 B MBIA Insured                505,965                     505,965

  500,000                 500,000   5.500%, 12/15/15 Series 1996 B MBIA Insured                505,965                      505,965
1,000,000               1,000,000   5.250%, 12/15/14 Series 1998 FSA Insured                 1,038,840                   1,038,840

              500,000     500,000   5.125%, 12/15/14 AMBAC Insured                                            526,155      526,155

  500,000                 500,000   5.000%, 12/15/09 Series 1999 A AMBAC Insured               518,095                     518,095
1,395,000               1,395,000   4.000%, 12/15/12  Series 2003 A MBIA Insured             1,434,074                   1,434,074
1,450,000               1,450,000   4.000%, 12/15/13  Series 2003 A MBIA Insured             1,485,293                   1,485,293
1,505,000               1,505,000   4.000%, 12/15/14  Series 2003 A MBIA Insured             1,534,769                   1,534,769
1,570,000               1,570,000   4.000%, 12/15/15  Series 2003 A MBIA Insured             1,593,927                   1,593,927

              250,000     250,000   5.250%, 12/15/15 AMBAC Insured                                            263,858      263,858
1,630,000               1,630,000   4.000%, 12/15/16  Series 2003 A MBIA Insured             1,646,740                   1,646,740

              685,000     685,000   5.000%, 12/15/18 FSA Insured                                              705,071      705,071

                                    Providence, Rhode Island Public Building
                                     School & Public Facilities Project
1,500,000               1,500,000   5.250%, 12/15/17 AMBAC Insured                           1,582,845                   1,582,845
1,000,000               1,000,000   5.250%, 12/15/19 AMBAC Insured                           1,055,230                   1,055,230


              100,000(a)  100,000   5.500%, 5/15/16 FSA Insured                                               113,025      113,025


                                    Rhode Island Health & Education Building Corp.,
                                    Times Square Academy


              500,000(a)  500,000   5.000%, 12/15/24 LOC Citizens                                             504,950      504,950



                                    Rhode Island Health & Education Building Corp.,
                                     Brown University
2,000,000               2,000,000   5.250%, 09/01/17 Series 1993 MBIA Insured                2,119,100                   2,119,100

                                    Rhode Island Health & Education Building Corp.,
                                     Bryant College


              100,000(a)  100,000   4.600%, 06/01/12 AMBAC Insured                                            105,206      105,206
1,000,000               1,000,000   5.125%, 06/01/19 AMBAC Insured                           1,049,970                   1,049,970


  230,000                 230,000   5.000%, 12/01/21 AMBAC Insured                             238,998                     238,998

                                    Rhode Island Health & Education Building
                                     Corp., Public School Financing

              500,000     500,000   5.00%, 05/15/20 FSA Insured                                               540,740      540,740
1,000,000               1,000,000   4.25%, 05/15/21 Series B FSA Insured                     1,006,880                   1,006,880

                                    Rhode Island Health & Education Building
                                     Corp., Higher Educational Facilities
1,010,000               1,010,000   3.625%, 09/15/14 Series 2003 B MBIA Insured              1,007,879                   1,007,879
1,050,000               1,050,000   4.000%, 09/15/15 Series 2003 B MBIA Insured              1,062,768                   1,062,768
1,040,000               1,040,000   4.000%, 09/15/16 Series 2003 B MBIA Insured              1,046,802                   1,046,802

  600,000                 600,000   3.625%, 09/15/14 Series 2003 C MBIA Insured                598,740                     598,740

  500,000                 500,000   4.000%, 09/15/15 Series 2003 C MBIA Insured                506,080                     506,080

  500,000                 500,000   4.000%, 09/15/16 Series 2003 C MBIA Insured                503,270                     503,270

                                    Rhode Island Health & Education Building
                                     Corp.,  Johnson & Wales University

  465,000                 465,000   5.500%, 04/01/15 Series 1999 A MBIA Insured                520,223                     520,223
  900,000                 900,000   5.500%, 04/01/16 Series 1999 A MBIA Insured              1,012,761                   1,012,761

  785,000                 785,000   5.500%, 04/01/17 Series 1999 A MBIA Insured                886,179                     886,179
1,360,000               1,360,000   4.000%, 04/01/12 Series 2003 XLCA Insured                1,391,919                   1,391,919
3,210,000               3,210,000   4.000%, 04/01/13 Series 2003 XLCA Insured                3,287,650                   3,287,650
2,000,000               2,000,000   4.000%, 04/01/14 Series 2003 XLCA Insured                2,036,860                   2,036,860

              500,000     500,000   5.250%, 04/01/14 XLCA Insured                                             539,805      539,805

              750,000     750,000   5.000%, 04/01/29 MBIA Insured                                             765,450      765,450

                                     Rhode Island Health & Education
                                      Building Corp.,  Rhode Island School
                                      of Design

              250,000     250,000  4.400%, 06/01/15 MBIA Insured                                              258,873      258,873

              585,000     585,000  4.600%, 06/01/17 MBIA Insured                                              605,639      605,639

  505,000                 505,000  4.700%, 06/01/18 Series 2001 MBIA Insured                   524,513                     524,513

  280,000                 280,000  4.750%, 06/01/19 Series 2001 MBIA Insured                   290,388                     290,388

                                    Rhode Island Health & Education Building
                                    Corp., Roger Williams University

  500,000                 500,000   5.125%, 11/15/11 AMBAC Insured                             517,760                     517,760
1,000,000               1,000,000   5.125%, 11/15/14 Series 1996 S AMBAC Insured             1,035,260                   1,035,260
1,000,000               1,000,000   5.000%, 11/15/18 Series 1996 S AMBAC Insured             1,033,500                   1,033,500

                                    Rhode Island Health & Educational Building
                                     Corp., University of Rhode Island

  800,000                 800,000   5.000%, 09/15/23 Series 2003 C Refunding
                                     MBIA Insured                                              832,080                     832,080
1,200,000               1,200,000   4.000%, 09/15/11 Series 2005 G AMBAC Insured             1,231,908                   1,231,908
1,200,000               1,200,000   4.125%, 09/15/12 Series 2005 G AMBAC Insured             1,241,652                   1,241,652
1,200,000               1,200,000   4.125%, 09/15/13 Series 2005 G AMBAC Insured             1,244,040                   1,244,040


              100,000(a)  100,000   5.200%, 09/15/15 AMBAC Insured                                            106,363      106,363


              300,000     300,000   5.200%, 09/15/16 AMBAC Insured                                            319,089      319,089
1,000,000               1,000,000   4.500%, 09/15/26 Series 2005 G Refunding
                                      AMBAC Insured                                          1,001,880                   1,001,880

                                    Rhode Island Health & Educational
                                     Building Corp., Salve Regina


              250,000(a)  250,000   5.250%, 3/15/18 Radian Insured                                            258,090      258,090



                                    Rhode Island Health & Education Building
                                     Corp., Lifespan


               30,000(a)   30,000   5.750%, 5/15/23 MBIA Insured                                               30,588       30,588


                                    Rhode Island Health & Education Building
                                     Corp., St. Antoine


              500,000(a)  500,000   6.125%, 11/15/18 LOC Allied Irish Bank                                    517,035      517,035


                                    Rhode Island Health & Education Facilities
                                     Authority Providence College
1,000,000               1,000,000   4.250%, 11/01/14 XLCA Insured                              1,033,310                 1,033,310
2,500,000               2,500,000   4.375%, 11/01/15 XLCA Insured                              2,573,050                 2,573,050
2,500,000               2,500,000   4.500%, 11/01/16 XLCA Insured                              2,587,900                 2,587,900
1,000,000               1,000,000   4.500%, 11/01/17 XLCA Insured                              1,027,800                 1,027,800
                                                                                               -----------------------------------

                                    Total Higher Education & Hospital
                                     Revenue Bonds                                            47,352,863    6,311,725   53,664,588
                                                                                              ------------------------------------

                                    Housing Revenue Bonds                           1.2%
                                    ----------------------------------------------

                      Rhode Island Housing & Mortgage Finance
                                     Corp. Homeowner Opportunity

1,000,000               1,000,000   3.750%, 10/01/13 Series 50-A MBIA Insured                    993,830                   993,830


               10,000(b)   10,000   6.5000%, 10/01/22                                                          10,018       10,018

                5,000(b)    5,000   6.500%, 4/01/27                                                             5,019        5,019

              200,000(a)  200,000   3.950%, 10/01/15                                                          201,026      201,026

              950,000(a)  950,000   4.300%, 10/01/17                                                          950,428      950,428
                                                                                                 ---------------------------------


                                    Total Housing Revenue Bonds                                  993,830    1,166,491    2,160,321
                                                                                                 ---------------------------------

                                    Lease Revenue Bonds                             0.6%
                                   ----------------------------------------------

                                    Rhode Island State and Providence
                                     Plantations
                                     Lease Participation
                                      Certificates (Central Power Plant)

1,000,000               1,000,000   4.000%, 10/01/20 Series D FSA Insured                        995,010                   995,010
                                                                                                 ---------------------------------


                                    Total Lease Revenue Bonds                                    995,010          -        995,010
                                                                                                 ---------------------------------

                                    Pollution Control Revenue Bonds                 3.9%
                                   ----------------------------------------------

                                    Rhode Island Clean Water Finance Agency,
                                     Water Pollution
                                    Control Bonds

              225,000     225,000   5.000%, 10/01/18 MBIA Insured                                             232,607      232,607
1,800,000               1,800,000   5.000%, 10/01/18 Series 2002 B MBIA Insured                1,880,892                 1,880,892
4,765,000               4,765,000   4.375%, 10/01/21 Series 2002 B MBIA Insured                4,808,405                 4,808,405
                                                                                               -----------------------------------


                                    Total Pollution Control Revenue Bonds                      6,689,297      232,607    6,921,904
                                                                                               -----------------------------------

                                    Water and Sewer Revenue Bonds                    8.3%
                                   ----------------------------------------------

                                    Bristol County, Rhode Island Water Authority

  750,000                 750,000   5.250%, 07/01/17 Series 1997 A MBIA Insured                  758,798                   758,798
1,000,000               1,000,000   3.500%, 12/01/13 Series 2004 Refunding A
                                    MBIA Insured                                               1,001,570                 1,001,570

1,000,000               1,000,000   3.500%, 12/01/14 Series 2004 Refunding
                                    A MBIA Insured                                               996,940                   996,940

                                    Kent County, Rhode Island Water Authority

  500,000                 500,000   4.000%, 07/15/12  Series 2002 A MBIA Insured                 513,130                   513,130
1,055,000               1,055,000   4.150%, 07/15/14  Series 2002 A MBIA Insured               1,080,826                 1,080,826

                                    Rhode Island Clean Water Protection
                                     Finance Agency

  300,000                 300,000   5.400%, 10/01/09 1993 Ser. 1993 A MBIA Insured               311,235                   311,235
  500,000                 500,000   4.500%, 10/01/11 1993 Ser. 1993 B AMBAC Insured              509,200                   509,200
1,000,000               1,000,000   5.125%, 10/01/11 Ser. 1999 C MBIA Insured                  1,029,910                 1,029,910

  500,000                 500,000   4.600%, 10/01/13 Ser. A AMBAC Insured                        509,955                   509,955

  500,000                 500,000   4.750%, 10/01/14 Ser. A AMBAC Insured                        511,210                   511,210
1,250,000               1,250,000   5.400%, 10/01/15 Ser. A MBIA Insured                       1,357,200                 1,357,200
2,000,000               2,000,000   4.750%, 10/01/18 Ser. A AMBAC Insured                      2,035,680                 2,035,680

  500,000                 500,000   4.750%, 10/01/20 Ser. A AMBAC Insured                        507,145                   507,145

              500,000     500,000   4.400%, 10/01/25 AMBAC Insured                                            502,250      502,250

                                     Narragansett Bay Wastewater Treatment

              365,000     365,000   5.400%, 10/01/09 1993 Ser. 1993 A MBIA Insured                            379,206      379,206

                                    Rhode Island Water Resources Board Public
                                     Drinking Water Protection
1,500,000               1,500,000   4.000%, 03/01/14 MBIA Insured                              1,525,245                 1,525,245
1,000,000               1,000,000   4.250%, 03/01/15 MBIA Insured                              1,024,860                 1,024,860
                                                                                              ------------------------------------


                                    Total Water and Sewer Revenue Bonds                       13,672,904      881,456   14,554,360
                                                                                              ------------------------------------

                                    Other Revenue Bonds                              1.9%
                                   -----------------------------------------------

                                    State of Rhode Island Certificates of
                                     Participation,  Howard Center Improvements


              100,000(b)  100,000   5.375%, 10/01/16 MBIA Insured                                             101,072      101,072


                                    State of Rhode Island Depositors Economic
                                     Protection Corp.

  500,000                 500,000   6.000%, 08/01/17 Series 1992 B MBIA Insured                  549,575                   549,575

  300,000                 300,000   5.800%, 08/01/09 Series 1993 B MBIA Insured                  312,867                   312,867
1,045,000               1,045,000   5.250%, 08/01/21 Series 1993 B MBIA Insured
                                      ETM (pre-refunded)                                       1,108,494                 1,108,494

              215,000     215,000   6.375%, 8/1/22 CAPMAC Insured                                             271,250      271,250


              250,000     250,000   5.750%, 8/01/21 FSA Insured                                               295,477      295,477


              445,000     445,000   6.550%, 8/01/10 MBIA Insured                                              471,687      471,687

              205,000(b)  205,000   6.550%, 8/01/10 MBIA Insured                                              209,231      209,231
                                                                                               -----------------------------------

                                    Total Other Revenue Bonds                                  1,970,936    1,348,717    3,319,653
                                                                                               -----------------------------------

                                    Puerto Rico Bonds                                0.4%
                                   ------------------------------------------------
                                    Puerto Rico Electric Authority

              105,000(a)  105,000   5.125%, 7/01/29                                                           114,663      114,663

              395,000(a)  395,000   5.125%, 7/01/29                                                           431,352      431,352
                                     Puerto Rico Municipal Finance Authority

              120,000(a)  120,000   5.500%, 7/01/17 FSA Insured                                               122,029      122,029
                                                                                      --------------------------------------------


                                    Total Puerto Rico Bonds                                   -               668,044      668,044
                                                                                      --------------------------------------------



                                    Total Revenue Bonds                                       84,621,745   15,953,847  100,575,592
                                                                                       -------------------------------------------

                                    Total Investments in Securities                 98.4%    151,169,312   21,614,613  172,783,925
                                                                                             -------------------------------------



                                           Other Assets Less Liabilities             1.6%     2,425,202      426,455    2,777,501
                                                                                     --------------------------------------------


                                           Total Net Assets                         100.0%  $153,594,514  $22,041,068 $175,561,426
                                                                                   ======    ===========   ==========  ===========


                                           Total Investments at Cost                        $147,406,441  $21,087,213 $168,493,654
                                                                                           =============  =========== ============



                               PORTFOLIO ABBREVIATIONS:

 AMBAC  - American Municipal Bond Assurance Corp.
 CAPMAC - Capital Markets Assurance Corp.
 CIFG   - CDC IXIS Financial Guaranty
 ETM    - Escrowed to Maturity
 FGIC   - Financial Guaranty Insurance Co.
 FSA    - Financial Security Assurance
 MBIA   - Municipal Bond Investors Assurance
 XLCA   - XL Capital Assurance


    (a) These securities may be sold prior to the completion of the asset transfer.

    (b) These securities were sold or redeemed between December 31, 2007 and August 12, 2008.

    See notes to pro forma financial statements.


Narragansett Insured Tax-Free Income Fund
Pro Forma Statement of Assets & Liabilities
December 31, 2007
(unaudited)



                                                                                                     Pro Forma Combined
                                               Narragansett         Ocean State                      Narragansett
                                               Insured Tax-Free     Tax-Exempt      Pro Forma        Insured Tax-Free
                                               Income Fund          Fund            Adjustments      Income Fund


     ASSETS

     Cash                                                $0            $162,344           $0             $162,344
     Investments in securities, at value
     (cost $147,406,441, $21,087,214 and
     $168,493,655, respectively)                151,169,312          21,614,613            0          172,783,925
     Interest receivable                          1,836,531             311,819            0            2,148,350
     Receivable for investment securities sold      606,000                   0            0              606,000
     Receivable for Fund shares sold                353,353                   0            0              353,353
     Other assets                                    27,623                   0            0               27,623
                                               ------------------------------------------------------------------
     Total Assets                               153,992,819          22,088,776            0          176,081,595
                                                -----------------------------------------------------------------



     LIABILITIES

     Cash Overdraft                                 120,718                   0            0              120,718
     Payable for investment securities purchased          0                   0            0                    0
     Payable for Fund shares redeemed                 7,503                   0            0                7,503
     Dividends payable                              179,100              20,794            0              199,894
     Distribution and service fees payable           24,443                   0            0               24,443
     Management fee payable                          19,503              10,735            0               30,238
     Accrued expenses                                47,038              16,179       74,156 (a)          137,373
                                                   --------------------------------------------------------------
     Total Liabilities                              398,305              47,708       74,156              520,169
                                                    -------------------------------------------------------------

     Total Net Assets                          $153,594,514         $22,041,068     $(74,156)        $175,561,426
                                               ==================================================================

     Capital Stock                                 $145,932             $22,034           $0             $167,966
     Additional paid in capital                 150,602,757          21,582,264            0          172,185,021
     Net unrealized appreciation on investments   3,762,871             527,399            0            4,290,270
     Accumulated net realized loss
       on investments                              (849,874)            (18,173)           0             (868,047)
     Distributions in excess of net
       investment income                            (67,172)            (72,456)     (74,156)(a)         (213,784)
                                               -------------------------------------------------------------------
     Total Net Assets                          $153,594,514         $22,041,068     $(74,156)        $175,561,426
                                               ==================================================================

     Net Asset Value Per Share:

     Capital shares outstanding
     (No par value, unlimited number of shares authorized)
     Class A                                      9,864,443           2,203,433 (b) (113,200)          11,954,676
     Class C                                      1,262,285                   0                         1,262,285
     Class I                                         68,856                   0                            68,856
     Class Y                                      3,397,584                   0                         3,397,584

     Computation of Net Asset Value (A shares only)
     Net assets                                $103,824,324         $22,041,068     $(66,917)        $125,798,475
     Divided by number of shares outstanding      9,864,443           2,203,433 (b) (113,200)          11,954,676
     Net asset value                                 $10.53              $10.00       $(0.01)              $10.52
     Maximum Offering Price (A shares only)
     Class A                                         $10.97              $10.42       $(0.01)              $10.96



(a) Reflects costs related to the reorganization.

(b) Class A shares of Ocean State Tax-Exempt Fund of 2,203,433 are exchanged for Class A shares of Narragansett Insured Tax-Free Income Fund at the net asset value per share of $10.52 which equates to 2,090,233 shares. The exact amount of shares will be determined upon consummation of the asset transfer.



     See accompanying notes to pro forma financial statements.

Narragansett Insured Tax-Free Income Fund
Pro Forma Statement of Operations
For the period ended December 31, 2007
(unaudited)


                                               Narragansett           Ocean State                      Pro Forma
                                               Insured Tax-Free       Tax-Exempt    Pro Forma          Combined
                                               Income Fund            Fund          Adjustments        Fund

     INVESTMENT INCOME

     Interest income                           $3,264,994             $518,425               $0        $3,783,419
                                               ------------------------------------------------------------------

     EXPENSES


     Management Fee                               380,400               67,574          (11,457)(a)       436,517
     Distribution and service fees                145,869                8,799            8,036 (a)       162,704
     Trustees' fees and expenses                   75,630               12,250          (12,250)(a)        75,630
     Transfer and shareholder servicing
       agent fees                                  48,548               51,254          (45,671)(a)        54,131
     Custodian fees                                 8,982                9,696           (8,523)(a)        10,155
     Legal fees                                    49,645               11,289          (11,289)(a)        49,645
     Shareholders' reports and proxy statements    14,148                3,673           (1,173)(a)        16,648
     Fund accounting fees                           9,978                    0                0             9,978
     Auditing and tax fees                          8,578               29,725          (29,725)(a)         8,578
     Merger costs                                   7,661 (b)           32,653 (b)            0            40,314
     Registration fees and dues                     3,742                  987             (987)(a)         3,742
     Insurance                                      3,410                  689             (689)(a)         3,410
     Chief Compliance Officer                       2,291                    0                0             2,291
     Miscellaneous                                 23,644                2,935           (2,935)(a)        23,644
                                                  ---------------------------------------------------------------
     Total expenses                               782,526              231,524         (116,663)          897,387

     Management fee waived                       (266,280)                   0          (39,282)(c)      (305,562)
     Expense paid indirectly                      (13,679)                   0                0           (13,679)
                                                ------------------------------------------------------------------
     Net expenses                                 502,567              231,524         (155,945)          578,146
                                                -----------------------------------------------------------------
     Net investment income                      2,762,427              286,901         (155,945)        3,205,273
                                                -----------------------------------------------------------------

     REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

     Net realized gain (loss) from
       securities transactions                     57,491              (66,287)               0            (8,796)
     Change in unrealized appreciation
       on investments                           2,307,614              138,807                0         2,446,421
                                                -----------------------------------------------------------------
     Net realized and unrealized gain (loss)
       on investments                           2,365,105               72,520                0         2,437,625
                                               ------------------------------------------------------------------
     Net change in net assets resulting
       from operations                         $5,127,532             $359,421         $155,945        $5,642,898
                                               ==================================================================



     (a) Reflects expense adjustments of the combined Fund.

     (b) Reflects costs related to the reorganization.

     (C) Waiver conformed to Narragansett Insured Tax-Free Income Fund's waiver for the period ended December 31, 2007.

         See accompanying notes to pro forma financial statements.


Narragansett Insured Tax-Free Income Fund Pro Forma Statement of Operations For the year ended June 30, 2007 (unaudited)



                                         Narragansett           Ocean State                            Pro Forma
                                         Insured Tax-Free       Tax-Exempt         Pro Forma           Combined
                                         Income Fund            Fund               Adjustments         Fund

         INVESTMENT INCOME

         Interest income                 $6,568,129             $1,200,710                $0           $7,768,839
                                          -----------------------------------------------------------------------


         EXPENSES

         Management Fee                     762,636                151,700           (24,978)(a)          889,358
         Distribution and service fees      309,451                 18,129            19,888 (a)          347,468
         Trustees' fees and expenses        146,628                 25,250           (25,250)(a)          146,628
         Transfer and shareholder
            servicing agent fees            107,021                 51,550           (39,972)(a)          118,599
         Custodian fees                      44,206                 20,602           (18,610)(a)           46,198
         Legal fees                          71,107                 25,442           (25,442)(a)           71,107
         Shareholders' reports and
            proxy statements                 53,319                 10,084            (5,084)(a)           58,319
         Fund accounting fees                47,446                      0                 0               47,446
         Auditing and tax fees               19,999                 53,897           (53,897)(a)           19,999
         Registration fees and dues          14,390                  1,975            (1,975)(a)           14,390
         Insurance                           10,675                  1,377            (1,377)(a)           10,675
         Chief Compliance Officer             4,995                      0                 0                4,995
         Miscellaneous                       63,613                  6,844            (6,844)(a)           63,613
                                         ------------------------------------------------------------------------
         Total expenses                   1,655,486                366,850          (183,541)           1,838,795

         Management fee waived             (534,974)                     0           (88,896)(b)         (623,870)
         Expense paid indirectly             (8,682)                     0                 0               (8,682)
                                          ------------------------------------------------------------------------
         Net expenses                     1,111,830                366,850          (272,437)           1,206,243
                                          -----------------------------------------------------------------------
         Net investment income            5,456,299                833,860          (272,437)           6,562,596
                                          -----------------------------------------------------------------------

         REALIZED AND UNREALIZED GAIN
            (LOSS) ON INVESTMENTS

         Net realized gain (loss)
            from securities transactions    (97,580)                23,081                 0             (74,499)
         Change in unrealized appreciation
            on investments                  695,973                 14,758                 0              710,731
                                           ----------------------------------------------------------------------
         Net realized and unrealized gain
            (loss) on investments           598,393                 37,839                 0              636,232
                                         ------------------------------------------------------------------------
         Net change in net assets
            resulting from operations    $6,054,692               $871,699          $272,437           $7,198,828
                                         ============================================-------=====================

         (a) Reflects expense adjustments of the combined Fund.

         (b) Waiver conformed to Narragansett Insured Tax-Free Income Fund's waiver for the year ended June 30, 2007.

         See accompanying notes to pro forma financial statements.

PRO FORMA FOOTNOTES REGARDING THE REORGANIZATION OF OCEAN STATE TAX EXEMPT FUND INTO NARRAGANSETT INSURED TAX-FREE INCOME FUND AS OF DECEMBER 31, 2007 (UNAUDITED)

NOTE 1. BASIS OF COMBINATION

The accompanying pro forma financial statements are presented to show the effect of the reorganization of Ocean State Tax-Exempt Fund into Narragansett Insured Tax-Free Income Fund, as if such reorganization had taken place as of December 31, 2007. For purposes of these pro forma statements, the data for Ocean State Tax-Exempt Fund and Narragansett Insured Tax-Free Income Fund is for the six-month period ended December 31, 2007. We are also presenting pro forma statements of operations for the fiscal year ended June 30, 2007.

Under the terms of the Agreement and Plan of Reorganization dated June 18, 2008, the reorganization of Ocean State Tax-Exempt Fund and Narragansett Insured Tax-Free Income Fund should be treated as a tax-free business combination and accordingly will be accounted for by a method of accounting for tax-free mergers of investment companies. The acquisition would be accomplished by an acquisition of the net assets of Ocean State Tax-Exempt Fund in exchange for Class A Shares of Narragansett Insured Tax-Free Income Fund at net asset value. The statements of assets and liabilities of Ocean State Tax-Exempt Fund and Narragansett Insured Tax-Free Income Fund have been combined using data from Ocean State Tax-Exempt Fund and data from Narragansett Insured Tax-Free Income Fund as of December 31, 2007. The related statements of operations have been combined using data from Ocean State Tax-Exempt Fund and data from Narragansett Insured Tax-Free Income Fund as of December 31, 2007 and June 30, 2007.

The accompanying pro forma financial statements should be read in conjunction with the financial statements and schedules of investments of Ocean State Tax-Exempt Fund and Narragansett Insured Tax-Free Income Fund and should be read in conjunction with the historical financial statements of each of Ocean State Tax-Exempt Fund and Narragansett Insured Tax-Free Income Fund which have been incorporated by reference into this Statement of Additional Information.

NOTE 2. SHARES OF BENEFICIAL INTEREST

Under the reorganization, Ocean State Tax-Exempt Fund will receive Class A Shares of Narragansett Insured Tax-Free Income Fund with an aggregate value equal to Ocean State Tax-Exempt Fund's net assets transferred to Narragansett Insured Tax-Free Income Fund. Accordingly, shareholders of Ocean State Tax-Exempt Fund will become Class A shareholders of Narragansett Insured Tax-Free Income Fund.


The pro forma net asset value per share assumes that additional Class A Shares of Narragansett Insured Tax-Free Income Fund would have been issued on December 31, 2007 as a result of the reorganization. The amount of additional shares assumed to be issued was calculated based on the net assets of Ocean State Tax-Exempt Fund and the net asset value per share of Narragansett Insured Tax-Free Income Fund Class A Shares as of December 31, 2007.


NOTE 3. PORTFOLIO VALUATION

Municipal securities which have remaining maturities of more than 60 days are valued each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services. In the case of securities for which market quotations are readily available, securities are valued by the pricing service at the mean of bid and asked quotations. If market quotations or a valuation from the pricing service is not readily available, the security is valued at fair value determined in good faith under procedures established by and under the general supervision of the Board of Trustees. Securities which mature in 60 days or less are valued at amortized cost if their term to maturity at purchase is 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeds 60 days.

NOTE 4. PRO FORMA ADJUSTMENTS


The Pro Forma Statement of Operations assumes similar rates of gross investment income for Ocean State Tax-Exempt Fund's and Narragansett Insured Tax-Free Income Fund's investments. Accordingly, the combined gross investment income is equal to the sum of each of Ocean State Tax-Exempt Fund and Narragansett Insured Tax-Free Income Fund's gross investment income. Certain expenses have been adjusted to reflect the expected expenses of the combined entity. The pro forma management fee, shareholder servicing costs, professional fees, custodian fees and registration fees of the combined fund and/or any related waivers would have decreased by $155,945 for the six months ended December 31, 2007, and decreased by $272,437 for the fiscal year ended June 30, 2007. The pro forma expenses are based on the fee schedule to be in effect for Narragansett Insured Tax-Free Income Fund based on the projected average net assets of Narragansett Insured Tax-Free Income Fund and Ocean State Tax-Exempt Fund. The costs of the reorganization to the funds are estimated to be $114,470 of which $84,470 will be borne by the Fund and $30,000 will be borne by the Narragansett Fund. The Board of Trustees believes that this allocation of these costs is fair and reasonable to the Fund in view of the benefits the reorganization will provide to the Fund's shareholders.


NOTE 5. CAPITAL SHARES

The pro forma net asset value per share assumes the issuance of shares of Narragansett Insured Tax-Free Income Fund that would have been issued at December 31, 2007, in connection with the proposed reorganization. The number of shares assumed to be issued is equal to the net asset value of Class A Shares of Narragansett Insured Tax-Free Income Fund, as of December 31, 2007, divided by the net asset value per share of Ocean State Tax-Exempt Fund's shares as of December 31, 2007.


NOTE 6. FEDERAL INCOME TAXES

Each of Ocean State Tax-Exempt Fund and Narragansett Insured Tax-Free Income Fund has elected to be taxed as a "regulated investment company" under the Internal Revenue Code. After the reorganization, it will continue to be Narragansett Insured Tax-Free Income Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.



As of June 30, 2007, the capital loss carry forward for Narragansett Insured Tax-Free Income Fund was $879,705. As of October 31, 2007, the capital loss carry forward for Ocean State Tax-Exempt Fund was $25,706. There may be limitations on the capital loss carry forward upon the merger.


The identified cost of investments for Ocean State Tax-Exempt Fund and Narragansett Insured Tax-Free Income Fund is substantially the same for both financial and federal income tax purposes. The tax cost of investments will remain unchanged for Narragansett Insured Tax-Free Income Fund after the reorganization.

                    Narragansett Insured Tax-Free Income Fund
                                     Part C
                                Other Information


Item 15. Indemnification.

          The response to this item is incorporated by reference to Item 25 of Part C of Post Effective Amendment No. 19 to the Registrant's Registration Statement on Form N1-A filed October 17, 2007 (File No. 811-06707).


Item 16. Exhibits.

(1) Supplemental Declaration of Trust Amending and Restating the Declaration of Trust.(1)

(2)       By-laws.(2)

(3)       Not Applicable.

(4)       Filed as Exhibit A to the Prospectus herein.

(5) Instruments defining rights of shareholders. The Declaration of Trust permits the Trustees to issue up to 80,000,000 full and fractional shares and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the Registrant. Each share represents an equal proportionate interest in the Registrant with each other share of its class; shares of the respective classes represent proportionate interests in the Registrant in accordance with their respective net asset values. Upon liquidation of the Registrant, shareholders are entitled to share pro-rata in the net assets of the Registrant available for distribution to shareholders, in accordance with the respective net asset values of the shares of each of the Registrant's classes at that time. All shares are presently divided into four classes; however, if they deem it advisable and in the best interests of shareholders, the Board of Trustees of the Registrant may create additional classes of shares, which may differ from each other as provided in rules and regulations of the Securities and Exchange Commission or by exemptive order. The Board of Trustees may, at its own discretion, create additional series of shares, each of which may have separate assets and liabilities (in which case any such series will have a designation including the word "Series"). Shares are fully paid and non-assessable, except as set forth under the caption "General Information" in the Registrant's Statement of Additional Information dated October 24, 2007; the holders of shares have no pre-emptive or conversion rights, except that Class C Shares automatically convert to Class A Shares after being held for six years.

          At any meeting of shareholders, shareholders are entitled to one vote for each dollar of net asset value (determined as of the record date for the meeting) per share held (and proportionate fractional votes for fractional dollar amounts). Shareholders will vote on the election of Trustees and on other matters submitted to the vote of shareholders. Shares vote by classes on any matter specifically affecting one or more classes, such as an amendment of an applicable part of the Distribution Plan. No amendment may be made to the Declaration of Trust without the affirmative vote of the holders of a majority of the outstanding shares of the Registrant except that the Registrant's Board of Trustees may change the name of the Registrant. The Registrant may be terminated (i) upon the sale of its assets to another issuer, or (ii) upon liquidation and distribution of the assets of the Registrant, in either case if such action is approved by the vote of the holders of a majority of the outstanding shares of the Registrant.

(6)(a)(i)   Advisory and Administration Agreement.(3)

(6)(a)(ii)  Assignment and Assumption Agreement.(4)

(6)(a)(iii) Amendment of Advisory and Administration Agreement.(2)

(6)(b)(i)   Sub-Advisory Agreement.(5)

(6)(b)(ii)  Amendment of Sub-Advisory Agreement.(4)

(7)(a)      Distribution Agreement(6)

(7)(b)      Anti-Money Laundering Amendment to Distribution Agreement.(7)

(7)(c)      Sales Agreement for Brokerage Firms.(5)

(7)(d)      Sales Agreement for Financial Institutions.(5)

(7)(e)      Sales Agreement for Investment Advisers.(5)

(7)(f)      Shareholder Services Agreement.(7)

(8)         Not applicable.

(9)         Custody Agreement.(5)

(10)(a)     Distribution Plan.(5)

(10)(b)     Shareholder Services Plan.(5)

(10)(c)     Plan Pursuant to Rule 18f-3.(8)

(11) (a)    Opinion of counsel to the Registrant.(12)

(11) (b)    Consent of counsel to the Registrant, filed herewith.

(12)        Opinion and Consent of counsel regarding tax matters.(9)

(13)(a)     Transfer Agency Agreement.(10)

(13)(b)     Anti-Money Laundering Amendment to Transfer Agency Agreement.(11)

(13)(c) Customer Identification Services Amendment to Transfer Agency Agreement.(11)

(14)(a) Consent of Independent Registered Public Accounting Firm (Ocean State Fund).(12)

    (b) Consent of Independent Registered Public Accounting Firm (Registrant), filed herewith.

(15)        Not applicable.

(16)        Not applicable.

(17)        Not applicable.

------------------------------------------
(1) Filed as an exhibit to Post Effective Amendment No. 5 to the Registrant's Registration Statement on Form N1-A dated April 26, 1996 and incorporated herein by reference.

(2) Filed as an exhibit to Post Effective Amendment No. 19 to the Registrant's Registration Statement on Form N1-A dated October 16, 2007 and incorporated herein by reference.

(3) Filed as an exhibit to Post Effective Amendment No. 12 to the Registrant's Registration Statement on Form N1-A dated October 19, 2001 and incorporated herein by reference.

(4) Filed as an exhibit to Post Effective Amendment No. 16 to the Registrant's Registration Statement on Form N1-A dated October 21, 2004 and incorporated herein by reference.

(5) Filed as an exhibit to Post Effective Amendment No. 7 to the Registrant's Registration Statement on Form N1-A dated October 29, 1997 and incorporated herein by reference.

(6) Filed as an exhibit to Post Effective Amendment No. 9 to the Registrant's Registration Statement on Form N1-A dated October 28, 1999 and incorporated herein by reference.

(7) Filed as an exhibit to Post Effective Amendment No. 14 to the Registrant's Registration Statement on Form N1-A dated October 31, 2002 and incorporated herein by reference.

(8) Filed as an exhibit to Post Effective Amendment No. 18 to the Registrant's Registration Statement on Form N1-A dated October 23, 2006 and incorporated herein by reference.

(9)  To be filed by Post Effective Amendment.

(10) Filed as an exhibit to Post Effective Amendment No. 8 to the Registrant's Registration Statement on Form N1-A dated October 28, 1998 and incorporated herein by reference.

(11) Filed as an exhibit to Post Effective Amendment No. 15 to the Registrant's Registration Statement on Form N1-A dated October 2, 2003 and incorporated herein by reference.

(12) Filed as an exhibit to Form N-14 Registration Statement of the Registrant dated July 11, 2008 and incorporated herein by reference.

Item 17. Undertakings.

     (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933 each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

     (3) The undersigned Registrant agrees to file by post-effective amendment the final opinion of counsel regarding tax matters within a reasonable period of time after receiving such opinion.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this Registration Statement or Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 19th day of August, 2008.


                                      NARRAGANSETT INSURED TAX-FREE INCOME FUND
                                      (Registrant)

                                      By: /s/ Diana P. Herrmann
                                          Diana P. Herrmann
                                          President




         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement or Amendment has been signed below by the following persons in the capacities and on the date indicated.




         Signatures                             Title                                       Date

/s/ Diana P. Herrmann                       President (Principal Executive               August 19, 2008
--------------------------                    Officer) and Trustee
     Diana P. Herrmann

/s/ David A. Duffy                          Trustee                                      August 19, 2008
-------------------------
     David A. Duffy

--------------------------                  Trustee
     James R. Ramsey

/s/ William J. Nightingale                  Trustee and Chair                            August 19, 2008
--------------------------
     William J. Nightingale

/s/ J. William Weeks                        Trustee                                      August 19, 2008
--------------------------
     J. William Weeks
/s/ Laureen L. White                        Trustee                                      August 19, 2008
--------------------------
     Laureen L. White

/s/ Joseph. P. DiMaggio                     Chief Financial Officer                      August 19, 2008
---------------------------                   and Treasurer
     Joseph P. DiMaggio


                                 Exhibit Index

(11) (b) Consent of Counsel to the Registrant

(14) (b) Consent of Independent Registered Public Accounting Firm (Registrant)z